As filed with the Securities and Exchange Commission on January 7, 2000

                           Registration No. 333-29289
                                File No. 811-8255

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A
                                                                 --
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         |__|
                                                                 --
      Pre-Effective Amendment No. ______                        |__|
                                                                 --
      Post-Effective Amendment No.    9                         | X|

                                     and/or
                                                                 --
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |__|
                                                                 --
      Amendment No.    11                                       | X|

                        (Check appropriate box or boxes)
                      THE WORLD FUNDS, INC. (THE "COMPANY")
               (Exact Name of Registrant as Specified in Charter)
             1500 Forest Avenue, Suite 223, Richmond, Virginia 23229
               (Address of Principal Executive Offices)(Zip Code)

                                 (800)-527-9525
               Registrant's Telephone Number, Including Area Code
                           Steven M. Felsenstein, Esq.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                           Philadelphia, PA 19103-7098
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: Upon effectiveness of this Post-Effective Amendment.

It is proposed that this filing will become effective (check appropriate box)
       --
      |__  immediately upon filing pursuant to paragraph (b)
       --
      |__|  on (date) pursuant to paragraph (b)
       --
      |  |  60 days after filing pursuant to paragraph (a)(I)
       --
      |__|  on (date) pursuant to paragraph (a)(I)
       --
      |_X|  75 days after filing pursuant to paragraph (a)(2)
        --
      |__|  on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:
       --
      |__| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered Common Stock of the GenomicsFund.com series par value $.01 per share.

                                TABLE OF CONTENTS

      This Filing of a post-effective amendment to the Registrant's registration statement on Form N-1A consists of the following:

      1. Part A Prospectus of the GenomicsFund.com series of the Registrant.

      2. Part B Statement of Additional Information of the GenomicsFund.com series of the Registrant.

      3.     Part C







GenomicsFund.com

         a series of
THE WORLD FUNDS, INC.

PROSPECTUS
Prospectus dated ______________________, 1999


This Prospectus describes GenomicsFund.com (the "Fund"), a series of The World Funds, Inc. (the "World Funds"). A series fund offers you a choice of investments, with each series having its own investment objective and a separate portfolio. The Fund seeks capital appreciation by investing in a non-diversified portfolio of equity securities.

As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or completeness of this Prospectus. It is a criminal offense to suggest otherwise.

RISK RETURN SUMMARY

Investment Objective:          Capital appreciation

Principal Investment
 Strategies:         The Fund will seek to achieve its investment
                     objective by investing in a non-diversified portfolio consisting primarily of equity securities or securities convertible into equity securities.

                     Under normal market conditions, the Fund will invest at least 75% of its assets in securities of companies principally engaged in Genomics or Genomic-related businesses.

Principal Risks:     The principal risk of investing in the Fund is
                     that the value of its investments are subject to market, economic and business risk that may cause the Net Asset Value per share ("NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline.
                     There is no assurance that the investment adviser will achieve the Fund's objective.

                     The Fund operates as a non-diversified fund. As such the Fund may invest a larger portion of its assets in fewer securities. This may cause the price movements in the Fund's larger portfolio positions to have a greater impact on the Fund's NAV, which could result in increased volatility.

                     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.


Investor Profile:    You may  want to  invest  in the  Fund if you are
                     seeking long-term  capital  appreciation and are willing to
                     accept   share   prices  that  may   fluctuate,   sometimes
                     significantly, over the short-term. The Fund will not be appropriate if you are seeking current income or are seeking safety of principal.

FEES AND EXPENSES

Costs are an important consideration in choosing a mutual fund. Shareholders indirectly pay the costs of operating a fund, plus any transaction costs associated with buying and selling portfolio securities. These costs will reduce a portion of the gross income or capital appreciation a fund achieves. Even small differences in these expenses can, over time, have a significant effect on a fund's performance.

The following table describes the fees and expenses that you may pay directly or indirectly in connection with an investment in the Fund. There are no sales charges in connection with purchases or redemption of shares. The annual operating expenses, which cover the costs of investment management, administration, accounting and shareholder communications, are shown as an annual percentage of the Fund's average daily net assets.

Shareholder Transaction Fees (fees paid directly from your investment)

Maximum Sales Charge (load) Imposed on Purchases         None

Sales Charge (load) Imposed on Reinvested Dividends      None
Redemption Fees (1)                                      2.00% (2)

Exchange Fees (3)                                        None

(1) A shareholder electing to redeem shares by telephone request may be charged $10 for each such redemption request.
(2) A two percent (2.00%) redemption fee is charged on shares held less than one year and retained by the Fund to defray markets effects, taxes, and expenses created by short-term investments in the Fund.
(3) A shareholder may be charged a $10 fee for each telephone exchange.

Estimated Annual Operating Expenses (expenses that are deducted from Fund assets)

Management Fee                            1.00%
Distribution (12b-1) and Service Fees     0.25%
Other Operating Expenses                  0.65%

Total Annual Fund Operating Expenses      1.90% *


* In the interest of limiting expenses of the Fund, the Adviser has entered into an expense limitation agreement with the Fund. Pursuant to the agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses for the Fund is limited to 1.90%.

The purpose of these tables is to assist investors in understanding the various costs and expenses that they will bear directly or indirectly. Management expects that as the Fund increases in size, its Other Operating Expenses will decline as an annual percentage rate reflecting economies of scale.

EXAMPLE:

The following expense example shows the expenses that you could pay over time. It will help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund and then redeem all of your shares at the end indicated. The example assumes that you earn a 5% annual return, with no change in Fund expense levels. Because actual return and expenses will be different, the example is for comparison only.

Based on these assumptions, your costs would be:


                     1 Year         3 Years         5 Years    10 Years
                     ------         -------         -------    --------

Total expenses        $193            $596          $1,026      $2,222

INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES AND RISKS


The investment objective of the Fund is to achieve capital appreciation. The Fund seeks to achieve this objective by investing in a non-diversified portfolio consisting primarily of equity securities or securities convertible into equity securities, such as warrants, convertible bonds, debentures or convertible preferred stock.

Under  normal  circumstances,  the Fund  will  invest  at least 75% of its total assets in securities of companies principally engaged in Genomics or Genomic-related businesses. A company is considered principally engaged in Genomic or Genomic-related business if at least 50% of its assets, gross income, or net profits are committed to, or derived from, the research, design, development, manufacture, or distribution of products, processes or services for use with Genomics or Genomic-related businesses. A company will also be considered to be engaged in Genomic related businesses if it provides goods or services which benefit from Genomics, provides goods or services to Genomics or Genomics-related businesses.

Genomics is a broad term referring to the study of genes. The human body contains 75 trillion cells and each cell nucleus contains 46 chromosomes. Each chromosome is a twisted strand of DNA which can measure up to nine feet in length, but is only about 20 atoms across. Genes are segments of DNA and contain the instructions to make proteins, the building blocks of life. The Human Genome Project was begun by the Federal government in 1986 to identify all genes, their location on the chromosome (mapping), their chemical composition (sequencing), and their function. Some people believe identifying the entire human genome may be the greatest challenge ever undertaken by man. In the past few years, private companies have joined with the government and universities in the search to unravel the basic genomic code. These efforts have accelerated the discovery process and experts predict the entire human genome sequence may be identified as early as 2001.

When selecting investments for the Fund, the Adviser will seek to identify companies that it believes are likely to benefit from new or innovative Genomics products, services or processes that can enhance the companies' prospects for future earnings growth. Some of these companies may not have an established history of revenue or earnings at the time of purchase. Dividend income, if any, is likely to be incidental.

Although the Fund does not generally intend to invest for the purpose of seeking short-term profits, the Fund's investments may be changed when circumstances warrant, without regard to the length of time a particular security has been held. It is expected that the Fund will have an annual portfolio turnover rate that will generally not exceed 100%. A 100% turnover rate would occur if all the Fund's portfolio investments were sold and either repurchased or replaced within a year. A high turnover rate (100% or more) results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income.

GenomicsFund.com invests primarily in companies engaged in Genomics and Genomics-related activities. The value of this type of company is particularly vulnerable to rapidly changing technology, extensive government regulation, inconsistent regulation in different countries or markets, and relatively high risks of obsolescence caused by scientific and technological advances. Technology sectors historically have been volatile, and securities of companies in these sectors may be subject to abrupt or erratic price movements. For such reasons, the Fund may experience greater volatility than funds with portfolio investments which are not subject to these types of risks.

The economic prospects of Genomics companies can dramatically fluctuate due to changes in the regulatory and competitive environment in which these companies operate. A substantial portion of services and research is funded or subsidized by the government, so changes in government policy at the federal or state level may affect the demand for these products or services, and the continuation or success of research and development efforts. Regulatory approvals often entail lengthy application and testing procedures and are generally required before new products may be introduced. The Adviser will seek to reduce such risks through extensive research, and emphasis on more globally-competitive companies.

Genomics-related activities in which the Fund will invest include biological technologies, bioinformation technologies, gene mapping and sequencing technologies, and gene delivery technologies (collectively, "technology sectors"). The Fund will seek to identify securities of companies conducting these activities. Typically, these companies' products or services compete on a global, rather than a predominately domestic or regional basis, and the securities of these companies may be subject to fluctuations in value due to the effect of changes in the relative values of currencies where the companies conduct their businesses. The history of these markets reflect both decreases and increases in worldwide currency valuations, and these may reoccur unpredictably in the future.

The Fund is subject to stock market risk, which is the possibility that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. Therefore, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Investment Adviser in evaluating, selecting and monitoring the portfolio assets. If the Investment Adviser's conclusions about asset allocation or selection are incorrect, the Fund may not perform as anticipated.

The Fund may invest in companies with small market capitalization (i.e., less than $250 million) or companies that have relatively small revenues, limited product lines, and a small share of the market for their products or services (collectively, "small companies"). Small companies are also characterized by the following: (1) they may lack depth of management; (2) they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms; and (3) they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small companies may suffer significant losses, as well as realize substantial growth. Thus, securities of small companies present greater risks than securities of larger, more established companies.

Historically, stocks of small companies have been more volatile than stocks of larger companies and are, therefore, more speculative than investments in larger companies. Among the reasons for the greater price volatility are the following:
(1) the less certain growth prospects of smaller companies; (2) the lower degree of liquidity in the markets for such stocks; and (3) the greater sensitivity of small companies to changing economic conditions. Besides exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. To the extent that securities of small companies are not liquid, the Fund will limit its investments in such securities to not more than 15% of assets. You should expect that the value of Fund shares may be more volatile than the shares of mutual fund investing primarily in larger company stocks.

The Fund is non-diversified under the Investment Company Act of 1940 ("1940 Act"), which means that the Fund may invest more of its assets in a smaller number of issuers. Under normal circumstances,, the Fund will be concentrating its investments in biotechnology companies such as those described above, and will always have not less than than 25% of its assets in this industry.
Accordingly, the Fund may be more susceptible to the effects of adverse economic, political or regulatory developments affecting a single issuer or industry sector than funds that diversify to a greater extent.

When the fund's Management believes that investments should be deployed in a temporary defensive posture because of economic or market conditions, the Fund may invest up to 100% of its assets in U.S. Government securities (such as bills, notes, or bonds of the U.S. Government and its agencies) or other forms of indebtedness such as bonds or certificates of deposits. When the Fund is in a temporary defensive position it may not achieve its investment objective of capital appreciation.

Like other mutual funds and financial or business organizations around the world, The World Funds, Inc. (the "Company") could be adversely affected if its computer systems or the computer systems of its service providers do not properly process and calculate date-related information and data as of and after January 1, 2000. This is commonly known at the "Year 2000 Issue". The Company has taken steps that it believes are reasonably designed to address the Year 2000 Issue with respect to computer systems that it uses and to obtain reasonable assurances that comparable steps are being taken by its major service providers. These steps include identifying system problems, remediation and testing the system fixes. The Company and each of its major service providers are in the stage of testing the system have not been adversely impacted as of January 5, 2000, however, there can be no assurance that additional time may not reveal a later adverse impact on the Company.

MANAGEMENT ORGANIZATION AND CAPITAL STRUCTURE

Investment Adviser - xGENx, LLC (the "Adviser") manages the investment of the assets of the Fund pursuant to the Investment Advisory Agreement (the "Advisory Agreement"). The Adviser is a newly formed company and its only client is the Fund. The address of the Adviser is 555 Quince Orchard Road, Suite 606, Gaithersburg, Maryland 20878.

The Adviser provides the Fund with investment management services, subject to the supervision of the Board, and with office space for investment activities, and pays the ordinary and necessary office and clerical expenses relating to investment research, statistical analysis, supervision of the Fund's portfolio and certain other costs. The Adviser also bears the cost of fees, salaries and other remuneration of the World Fund's directors, officers or employees who are officers, directors, or employees of the Adviser. The Fund is responsible for all other costs and expenses, such as, but not limited to, brokerage fees and commissions in connection with the purchase and sale of securities, legal, auditing, bookkeeping and record keeping services, custodian and transfer agency fees and fees and other costs of registration of the fund's shares for sale under various state and federal securities laws.

Under the Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 1.0% on the first $250 million of average daily net assets of the Fund; 0.875% on average daily net assets of the Fund in excess of $250 million and not more than $500 million; and , 0.75% on average daily net assets of the Fund over $500 million.

In the interest of limiting expenses of the Fund, the Adviser has entered into an expense limitation agreement with the Company. Pursuant to the agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses for the Fund will not exceed 1.90% of net assets. The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business.

The Adviser will be entitled to reimbursement of fees waived or remitted by the Adviser to the Fund. The total amount of reimbursement recoverable by the Adviser (the "Reimbursement Amount") is the sum of all fees previously waived or remitted by the Adviser to the Fund during any of the previous five (5) years, less any reimbursement previously paid by the Fund to the Adviser with respect to any waivers, reductions, and payments made with respect to the Fund. The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount. Such reimbursement will be authorized by the Board of Directors.

SHAREHOLDER INFORMATION

The Fund's share price, called its NAV per share, is determined as of the close of trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern
Time) on each business day ("Valuation Time") that the NYSE is open. As of the date of this prospectus, the Fund is informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of the Fund's investments and other assets, subtracting any liabilities and then dividing by the total number of shares outstanding.

Shares are bought, sold or exchanged at the NAV determined after a request has been received in proper form. Any request received in proper form before the Valuation Time will be processed the same business day. Any request received in proper form after the Valuation Time will be processed the next business day.

The Fund's securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors. Depositary receipts will be valued at the closing price of the instrument last determined prior to the Valuation Time unless the Company is aware of a material change in value. Securities for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, whichever is earlier. Portfolio securities that are listed on foreign exchanges may experience a change in value on days when shareholders will not be able to purchase or redeem shares of the Fund. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

PURCHASING SHARES

Shares of the Fund may be purchased directly from First Dominion Capital Corp. (the "Distributor") or through brokers or dealers who are members of the National Association of Securities Dealers, Inc. When an investor acquires shares of the Fund from a securities broker-dealer, the investor may be charged a transaction fee by that broker dealer. The minimum initial investment in the Fund is $2,000 and additional investments must be $100 or more. The Fund retains the right to refuse to accept any order.

Purchases by Mail - For initial purchases, the account application form, which accompanies the prospectus, should be completed, signed and mailed to Fund Services, Inc. (the "Transfer Agent") P.O. Box 26305, Richmond, Va. 23260 together with your check payable to the GenomicsFund.com. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation, or otherwise identify the name(s) of the registered owner(s) and social security number(s).

Investing by Wire - You may purchase shares by requesting your bank to transmit by wire directly to the Transfer Agent. To invest by wire, please call the Transfer Agent at1-800-628-4077 for instructions, then notify the Distributor by calling 800-776-5455. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application promptly to the Transfer Agent. This application is required to complete the Fund's records. You will not have access to your shares until the Fund's records are complete. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.


REDEEMING SHARES

You may redeem your shares at any time and in any amount by mail or telephone. For your protection, the Transfer Agent will not redeem your shares until it has received all the information and documents necessary for your request to be considered in proper order (see "Signature Guarantees"). You will be notified promptly by the Transfer Agent if your redemption request is not in proper order. A two percent (2.00%) redemption fee is deducted from proceeds of Fund shares redeemed less than one year after purchase and such fees are retained by the Fund.

The Company's procedure is to redeem shares at the NAV determined after the Transfer Agent receives the redemption request in proper order. Payment will be made promptly, but no later than the seventh day following the receipt of the request in proper order. The Company may suspend the right to redeem shares for any period during which the NYSE is closed or the U.S. Securities and Exchange Commission determines that there is an emergency. In such circumstances you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated.

If you sell shares through a securities dealer or investment professional, it is such person's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

Delivery of the proceeds of a redemption of shares purchased and paid for by check shortly before the receipt of the request may be delayed until the Fund determines that the Transfer Agent has completed collection of the purchase check which may take up to 14 days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until the Fund receives a completed application for the account to permit the Fund to verify the identify of the person redeeming the shares, and to eliminate the need for backup withholding.

Redemption by Mail - To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered. Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds to be sent to a different person or address. Signature guarantees are used to help protect you and the Fund. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays.

Redemption by Telephone - You may redeem your shares by telephone provided that you request this service on your initial Account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Transfer Agent at 800-628-4077. There is no charge for establishing this service, but the Transfer Agent will charge your account a $10 service fee for each telephone redemption. The Transfer Agent may change the amount of this service at any time without prior notice.

Redemption by Wire - If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

Signature Guarantees - To help protect you and the Company from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (2) all requests to transfer the registration of shares to another owner; and, (3) all authorizations to establish or change telephone redemption service, other than through your initial Account application.

In the case of redemption by mail,  signature  guarantees must appear on either:
(a) the written request for redemption; or, (b) a separate instrument of assignment (usually referred to as a "stock power") specifying the total number of shares being redeemed. The Company may waive these requirements in certain instances.

The following institutions are acceptable signature guarantors: (a) participants in good standing of the Securities Transfer Agents Medallion Program ("STAMP");
(b) commercial banks which are members of the Federal Deposit Insurance Corporation ("FDIC"); (c) trust companies; (d) firms which are members of a domestic stock exchange; (e) eligible guarantor institutions qualifying under Rule 17Ad-15 of the Securities Exchange Act of 1934, as amended, that are authorized by charter to provide signature guarantees (e.g., credit unions, securities dealers and brokers, clearing agencies and national securities exchanges); and, (f) foreign branches of any of the above. In addition, the Company will guarantee your signature if you personally visit its offices at 1500 Forest Avenue, Suite 223, Richmond, VA 23229. The Transfer Agent cannot honor guarantees from notaries public, savings and loan associations, or savings banks.

Small Accounts - Due to the relatively higher cost of maintaining small accounts, the Company may deduct $50 per year from your account or may redeem the shares in your account, if it has a value of less than $1,000. The Company will advise you in writing thirty (30) days prior to deducting the annual fee or closing your account, during which time you may purchase additional shares in any amount necessary to bring the account back to $1,000. The Company will not charge or close your account if it falls below $1,000 solely because of a market decline.

Automatic Investment Plan - Existing shareholders, who wish to make regular monthly investments in amounts of $100 or more, may do so through the Automatic Investment Plan. Under the Plan, your designated bank or other financial institution debits a pre-authorized amount from your account on or about the 15th day of each month and applies the amount to the purchase of shares. To use this service, you must authorize the transfer of funds by completing the Plan section of the account application and sending a blank voided check.

Exchange Privileges - You may exchange all or a portion of your shares for the shares of a suitable money market fund. Please contact the Transfer Agent for details. Your account may be charged $10 for a telephone exchange fee. An exchange is treated as a redemption and a purchase and may result in realization of a gain or loss on the transaction.

Dividends and Capital Gain Distributions - Dividends from net investment income, if any, are declared annually. The Fund intends to distribute annually any net capital gains.

Distributions will automatically be reinvested in additional shares, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of a fund shortly before the next distribution, because doing so can cost you money in taxes. This is known as "buying a dividend". To avoid buying a dividend, check the Fund's distribution schedule before you invest.

DISTRIBUTION AND TAXES

In general, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of a Fund or receive them in cash. Any capital gains a fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell shares of a Fund, you may have a capital gain or loss. For tax purposes, an exchange of your shares of a Fund for shares of a different fund of the Company is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax adviser about the federal, state, local or foreign tax consequences of your investment in a Fund.

By law, a Fund must withhold 31% of your taxable distribution and proceeds if you do not provide your correct taxpayer identification number (TIN) or certify that your TIN is correct, or if the IRS has notified you that you are subject to backup withholding and instructs a Fund to do so.

DISTRIBUTION ARRANGEMENTS
The Fund is offered through financial supermarkets, investment advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Distributor. The shares are offered and sold without any sales charges imposed by the Fund or the Distributor. However, investment professionals who offer shares may request fees from their individual clients. If you invest through a third party, the policies and fees may be different than those described in the Prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts.

Apart from the Prospectus and the Statement of Additional Information ("SAI"), the Company's registration statement contains certain additional information that may be of interest to you. You may view that information free of charge at the Securities and Exchange Commission (" SEC") public reference room in Washington, D.C., and you may, with payment of a duplicating fee, order copies of the information.

For more information about the Fund, you may wish to refer to the Company's SAI dated ___________________ which is on file with the SEC and incorporated by reference into this Prospectus. You can obtain a free copy of the SAI by writing to The World Funds, Inc. , 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, by calling toll free (800) 527-9525 or by E-Mail at: mail@shareholderservices.com. General inquiries regarding the Fund may also be directed to the above address or telephone number.

Information about the Company, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at
(800) SEC-0330. The SEC maintains a website (http://www.sec.gov) that contains reports, the Prospectus, SAI, material incorporated by reference, and other information regarding the Company.



                         GenomicsFund.com
                            a series of
                       THE WORLD FUNDS, INC.
                          (THE "COMPANY")
         1500 FOREST AVENUE, SUITE 223 RICHMOND, VA 23229
                          1-800-527-9525

                STATEMENT OF ADDITIONAL INFORMATION


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the current Prospectus of GenomicsFund.com (the "Fund") dated ________, 2000. The Prospectus may be obtained by writing to The World Funds, Inc. 1500 Forest Avenue, Suite 223, Richmond, VA 23229 or by calling 1-800-527-9525.

                The date of this SAI is ____________, 2000.

                                TABLE OF CONTENTS

GENERAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . .
 . . . .
ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS. . . . . . .
 . . .

      INVESTMENT OBJECTIVES . . . . . . . . . . . . . . . . . . .
 . . .
      STRATEGIES AND RISKS . . . . . . . . . . . . . . . . . . . .
 . . .
      INVESTMENT PROGRAMS. . . . . . . . . . . . . . . . . . . . .
 .

           DEPOSITARY RECEIPTS . . . . . . . . . . . . . . . . .
           REPURCHASE AGREEMENTS. . . . . . . . . . . . .
           DEBT SECURITIES . . . . . . . . . . . . . . . . . . . .
 . .                                 U.S. GOVERNMENT SECURITIES.
 .. . . . . . . .
           CONVERTIBLE SECURITIES. . . . . . . . . . . . . .
           WARRANTS. . . . . . .. . . . . . . . . . . . . . . . .
 . .
           INVESTMENT COMPANIES. . . . . . . . . . . .
           ILLIQUID SECURITIES. . . . . . . . . . . . . . . . .
           USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS. . . . .
 .
           RESTRICTED SECURITIES. . . . . . . . . . . . . . . . .
      . .
           OTHER SECURITIES. . . . . . . . . . . . . . . . . . . .
 .

      INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . .
 .
           FUNDAMENTAL POLICIES OR RESTRICTIONS . . . . . . . . .
 . .
           NON-FUNDAMENTAL POLICIES OR RESTRICTIONS . . . . . .

MANAGEMENT OF THE COMPANY. . . . . . . . . . . . . . . . . . . .
 . . . .
PRINCIPAL HOLDERS OF SECURITIES. . . . . . . . . . . . . . . . .
 . . . .
INVESTMENT ADVISER AND ADVISORY AGREEMENTS. . . .
MANAGEMENT-RELATED SERVICES. . . . . . . . . . . . . . . . . . .
 . . .
      ADMINISTRATION. . . . . . . . . . . . . . . . . . . . . . .
 . . .
      CUSTODIAN AND ACCOUNTING SERVICES . . . . . . . .
      TRANSFER AGENT. . . . . . . . . . . . . . . . . . . . . . .
 . . .
      DISTRIBUTOR. . . . . . . . . . . . . . . . . . . . . . . . .
 . .
      INDEPENDENT ACCOUNTANTS. . . . . . . . . . .

PORTFOLIO TRANSACTIONS. . . . . . . . . . . . . . . . . . . . .
PORTFOLIO TURNOVER. . . . . . . . . . . . . . . . . . . . . . . .
 .
CAPITAL STOCK AND DIVIDENDS. . . . . . . . . . . . . . . .
ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES. . . . .
DISTRIBUTION AND TAXES. . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . .
INVESTMENT PERFORMANCE. . . . . . . . . . . . . . .
FINANCIAL INFORMATION. . . . . . . . . . . . . . . . . .

GENERAL INFORMATION

The World Funds, Inc. (the "Company") was organized under the laws of the State of Maryland in May, 1997. The Company is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act") commonly known as a "mutual fund". This SAI relates to GenomicsFund.com (the "Fund"). The Fund is a separate investment portfolio or series of the Company. See "Capital Stock and Dividends" in this SAI. The Fund is "non-diversified" as that term is defined in the 1940 Act.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

The following information supplements the discussion of the Fund's investment objectives and policies. The Fund's investment objective and fundamental investment restrictions may not be changed without approval by vote of a majority of the outstanding voting shares of the Fund. As used in this SAI, "majority of outstanding voting shares" means the lesser of (1) 67% of the voting shares of the Fund represented at a meeting of shareholders at which the holders of 50% or more of the shares of the Fund are represented; or (2) more than 50% of the outstanding voting shares of the Fund. The investment programs, restrictions and the operating policies of the Fund that are not fundamental policies can be changed by the Board of Directors of the Company (the "Directors") without shareholder approval.

INVESTMENT OBJECTIVES

The Fund's investment objective is capital appreciation. All investments entail some market and other risks and there is no assurance that the Fund will achieve its investment objective. You should not rely on an investment in the Fund as a complete investment program.

STRATEGIES AND RISKS

Under normal circumstances, the Fund invests primarily in equity securities and securities convertible into equity securities.

The following discussion of investment techniques and instruments supplements, and should be read in conjunction with, the investment information in the Fund's Prospectus. In seeking to meet its investment objective, the Fund may invest in any type of security whose characteristics are consistent with its investment program described below.

INVESTMENT PROGRAMS

Depositary Receipts: The Fund may invest on a global basis to take advantage of investment opportunities both within the U.S. and other countries. The Fund may buy foreign securities directly in their principal markets or indirectly through the use of depositary receipts. The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDR's), and other similar depositary receipts. ADRs are issued by an American bank or trust company and evidence ownership of underlying securities of a foreign company. EDRs are issued in Europe, usually by foreign banks, and evidence ownership of either foreign or domestic underlying securities. The foreign country may withhold taxes on dividends or distributions paid on the securities underlying the ADRs and EDRs, thereby reducing the dividend or distribution amount received by the Fund.

Unsponsored ADRs and EDRs are issued without the participation of the issuer of the underlying securities. As a result, information concerning the issuer may not be as current as for sponsored ADRs and EDRs. Holders of unsponsored ADRs generally bear all the costs of the ADR facilities. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR.

Repurchase Agreements: As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements that are collateralized by U.S. Government Securities. Under a repurchase agreement, a fund acquires a security, subject to the seller's agreement to repurchase that security at a specified time and price. The Fund considers a purchase of securities under repurchase agreements to be a loan by the Fund. The Investment Adviser monitors the value of the collateral to ensure that its value always equals or exceeds the repurchase price and also monitors the financial condition of the seller of the repurchase agreement. If the seller becomes insolvent, the ability to dispose of the securities held as collateral may be impaired and the Fund may incur extra costs. Repurchase agreements for periods in excess of seven days may be deemed to be illiquid.

Debt Securities

The Fund may invest in investment grade debt securities; which are securities rated Baa or higher by Moody's Investors Service, Inc. ("Moody's"), or BBB or higher by Standard & Poor's Ratings Group ("S&P") at the time of purchase or, unrated securities which xGENx. LLC(the "Investment Adviser") believes to be of comparable quality. The Fund does not currently intend to invest more than 5% of its total assets in securities that are below investment grade or that are unrated. Securities rated as Baa or BBB are generally regarded as having adequate capacity to pay interest and repay principal.

Debt securities consist of bonds, notes, government and government agency securities, zero coupon securities, convertible bonds, asset-backed and mortgage-backed securities, and other debt securities whose purchase is consistent with the Fund's investment objective. The Fund's investments may include international bonds that are denominated in foreign currencies, including the European Currency Unit or "Euro". International bonds are defined as bonds issued in countries other than the United States. The Fund's investments may include debt securities issued or guaranteed by supranational organizations, corporate debt securities, bank or holding company debt securities.

U.S. Government Securities: The Fund may invest in U.S. Government Securities that are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as U.S. Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.


Convertible Securities: The Fund may invest in convertible securities. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security generally varies inversely with interest rates. While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so they may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such an opportunity for a higher yield or capital appreciation, the Fund may have to pay more for a convertible security than the value of the underlying common stock. The Fund will generally hold common stock it acquires upon conversion of a convertible security for so long as the Investment Adviser anticipates such stock will provide the Fund with opportunities that are consistent with its investment objective and policies.

Warrants: The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants are options to purchase equity securities at a specific price for a specific period of time. If the Fund does not exercise or dispose of a warrant prior to its expiration, it will expire worthless. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the underlying corporation, whereas call options may be written by anyone.

Illiquid Securities: The Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include generally, among other things, certain written over-the-counter options, securities or other liquid assets as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests and other securities whose disposition is restricted under the federal securities laws.


Restricted Securities: The Fund may invest in restricted securities. Generally, "restricted securities" are securities which have legal or contractual restrictions on their resale. In some cases, these legal or contractual restrictions may impair the liquidity of a restricted security; in others, the legal or contractual restrictions may not have a negative effect on the liquidity of the security. Restricted securities which are deemed by the Investment Adviser to be illiquid will be included in the Fund's policy which limits investments in illiquid securities.

Other Securities: The Board of Directors may, in the future, authorize the Fund to invest in securities other than those listed in this SAI and in the Prospectus, provided such investments would be consistent with the Fund's investment objective and would not violate the Fund's fundamental investment policies or restrictions.

INVESTMENT RESTRICTIONS

Fundamental Investment Policies and Restrictions: The Funds have adopted the following fundamental investment restrictions which cannot be changed without approval by vote of a "majority of the outstanding voting securities" of each Fund. As a matter of fundamental policy, each Fund may not:

(1)  Invest in companies for the purpose of exercising management or control;
(2) Invest in securities of other investment companies except by purchase in the open market involving only customary broker's commissions, or as part of a merger, consolidation, or acquisition of assets;
(3) Purchase or sell commodities or commodity contracts; (4) Invest in interests in oil, gas, or other mineral exploration or development programs;
(5) Purchase securities on margin, except for use of short-term credits as necessary for the clearance of purchase of portfolio securities;
(6) Issue senior securities, (except the Funds may engage in transactions such as those permitted by SEC release IC-10666);
(7) Act as an underwriter of securities of other issuers, except that each Fund may invest up to 10% of the value of its total assets (at the time of investment) in portfolio securities which the Fund might not be free to sell to the public without registration of such securities under the Securities Act of 1933, as amended (the "1933 Act"), or any foreign law restricting distribution of securities in a country of a foreign issuer;
(8) Participate on a joint or a joint and several basis in any securities trading account;
(9)  Engage in short sales;
(10)Purchase or sell real estate, provided that liquid securities of companies which deal in real estate or interests therein would not be deemed to be an investment in real estate;
(11)Purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 10% of the outstanding voting securities of any issuer would be held by the Fund; and
(12) Make loans.
(13)Except as specified below, the Funds may only borrow money for temporary or emergency purposes and then only in an amount not in excess of 5% of the lower of value or cost of its total assets, in which case the Fund may pledge, mortgage or hypothecate any of its assets as security for such borrowing but not to an extent greater than 5% of its total assets. A Fund may borrow money to avoid the untimely disposition of assets to meet redemptions, in an amount up to 33 1/3% of the value of its assets, provided that the Fund maintains asset coverage of 300% in connection with borrowings, and the Fund does not make other investments while such borrowings are outstanding.
(14)Concentrate its investments in any industry, except that the Fund may concentrate in securities of companies which are Genomic and Genomic-related companies as described in the prospectus.

Non-Fundamental Policies and Restrictions: In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus and elsewhere in the SAI, the Funds will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Directors without shareholder approval.

As a matter of non-fundamental policy, a Fund may not:

(1) Invest more than 15% of its net assets in illiquid securities;
(2) Engage in arbitrage transactions; or (3) Purchase or sell options.

In applying its investment policies and restrictions:

(1) A percentage restriction on investment or utilization of assets is determined at the time an investment is made. A later change in percentage resulting from changes in the value or the total cost of a Fund's assets will not be considered a violation of the restriction; and

(2) Investments in certain categories of companies will not be considered to be investments in a particular industry. Examples of these categories include:
     (i) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (ii) technology companies will be divided according to their products and
     services,  for  example,  hardware,  software,   information  services  and
     outsourcing,  or telecommunications  will each be a separate industry;  and
     (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry.


MANAGEMENT OF THE COMPANY

Directors and Officers:

The Company is governed by a Board of Directors, which is responsible for protecting the interest of shareholders. The Directors are experienced business persons who meet throughout the year to oversee the Company's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The names and addresses of the Directors and officers of the Company, together with information as to their principal occupations during the past five years, are listed below. The Directors who are considered "interested persons" as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the Investment Adviser and principal underwriter, and officers of the Company, are noted with an asterisk (*).

Name, Address        Position(s) Held     Principal Occupation(s)
and Birthdate             With Registrant During the Past 5 Years
-----------------------------------------------------------------

*John Pasco, III          Chairman, Director   Mr. Pasco is Treasurer and
1500 Forest Avenue        and Treasurer        Director of Commonwealth
Richmond, VA 23229                             Shareholder Services, Inc.,
(4/10/45)                                      the Company's Administrator,
                                               since 1985; President and
                                               Director of First Dominion
                                               Capital Corp.,  the Company's
                                               principal underwriter.
                                               Director and shareholder of
                                               Fund Services Inc., the
                                               Company's Transfer and
                                               Disbursing Agent, since 1987;
                                               shareholder of Commonwealth
                                               Fund Accounting, Inc. which
                                               provides bookkeeping services
                                               to Star Bank; and Chairman,
                                               Director and Treasurer of
                                               Vontobel Funds, Inc., a
                                               registered investment company
                                               since March, 1997.  Mr. Pasco
                                               is also a certified public
                                               accountant.

Samuel Boyd, Jr.          Director            Mr. Boyd is Manager of the
10808 Hob Nail Court                          Customer Services Operations and
Potomac, MD. 20854                            Accounting Division of the
(9/18/40)                                     Potomac Electric Power
                                              Company   since August, 1978;
                                              and Director of Vontobel
                                              Funds, Inc., a registered
                                              investment company since
                                              March, 1997.  Mr. Boyd is
                                              also a certified public
                                              accountant.

William E. Poist          Director            Mr. Poist is a financial and tax
5272 River Road                               consultant through his firm,
Bethesda, MD. 20816                           Management Consulting for
(6/11/36)                                     Professionals since 1968;
                                              Director of Vontobel Funds,
                                              Inc., a registered investment
                                              company since March, 1997.
                                              Mr. Poist is also a certified
                                              public accountant.

Paul M. Dickinson         Director            Mr. Dickinson is President of
8704 Berwickshire Drive                       Alfred J. Dickinson, Inc. Realtors
Richmond, VA  23229                           since April, 1971; and Director of
(11/11/47)                                    Vontobel Funds, Inc. a
                                              registered investment company
                                              since March, 1997.

*Jane H. Williams         Vice President of    Ms. Williams is the Executive
3000 Sand Hill Road       the  Company and     Vice President of Sand Hill
Suite 150                 President of the     Advisors, Inc. since 1982.
Menlo Park, CA 94025      Sand Hill Portfolio
(6/28/48)                 Manager Fund series

*Leland H. Faust          President of         Mr. Faust is President of CSI
One Montgomery St.        the CSI Equity       Capital Management, Inc. since
Suite 2525                Fund and the CSI     1978. Mr. Faust is also a Partner
San Francisco, CA 94104   Fixed Income Fund    in the law firm Taylor & Faust
(8/30/46)                                      since December, 1975.


*F. Byron Parker, Jr.     Secretary           Mr. Parker is Secretary of
 810 Lindsay Court                             Commonwealth Shareholder
 Richmond, Virginia 23229                      Services,  Inc.,  and First
(1/26/43)                                      Dominion Capital Corp.
                                               since 1986;  Secretary of
                                               Vontobel Funds, Inc., a
                                               registered investment company
                                               since March, 1997; and Partner in
                                               the law firm Mustian & Parker.

*Franklin A. Trice, III   Vice President of    Mr. Trice is President of
P.O. Box 8535             the Company and      Virginia Management Investment
Richmond, VA 23226-0535   President of the     Corp. since May, 1998; and a
(12/25/63)                New Market Fund      registered representative of
                          series.              First Dominion Capital Corp, the
                                               Company's underwriter since
                                               September, 1998.  Mr. Trice was a
                                               broker with Scott & Stringfellow
                                               from March, 1996 to May, 1998
                                               and with Craigie, Inc. from
                                               March, 1992 to January, 1996.

*John T. Connor, Jr.      Vice President of    President of Third Millennium
515 Madison Ave.,         the Company and      Investment Advisors, LLC since
24th Floor                President of the     April, 1998; and Chairman of
New York, NY 10022        Third Millennium     ROSGAL, a Russian financial
(6/16/41)                 Russia Fund series   company and of its affiliated
                                               ROSGAL Insurance since 1993.

*Steven T. Newby          Vice President of    President of Newby & Co., a NASD
555 Quince Orchard Rd.    the Company and      broker/dealer since July, 1990;
Suite 606                 President of         President of xGENx, LLC since
Gaithersburg, MD 20878    GenomicsFund.com     November, 1999.
(9/18/46)                 series

Compensation of Directors: The Company does not compensate the Directors who are officers or employees of the Investment Adviser. The "independent" Directors receive an annual retainer of $1,000.00 and a fee of $200.00 for each meeting of the Directors which they attend in person or by telephone. Directors are reimbursed for travel and other out-of-pocket expenses. The Company does not offer any retirement benefits for Directors.

For the fiscal period ended August 31, 1999, the Directors received the following compensation from the Company:


           Aggregate Compensation                             Total
Name and   From the Fund            Pension or Retirement     Compensation
Position   Fiscal Year Ended        Benefits Accrued as       from the
Held       August 31, 1999(1)       Part of Fund Expenses     Company
-----------------------------------------------------------------------


John Pasco, III,         0             N/A                      0
Director

Samuel Boyd, Jr.,                      N/A
Director

William E. Poist,                      N/A
Director

Paul M. Dickinson,                     N/A
Director


(1) This amount represents the aggregate amount of compensation paid to the Directors for service on the Board of Directors for the Fund's fiscal year ended August 31, 1999.

CONTROL PERSONS - PRINCIPAL HOLDERS OF SECURITIES

The Directors and officers of the Company, as a group, do not own 1% or more of the Fund.


INVESTMENT ADVISER AND ADVISORY AGREEMENT

xGENx, LLC (the "Investment Adviser"), 555 Quince Orchard Road, Suite 606, Gaithersburg, Maryland 20878 manages the investments of the Fund pursuant to an Investment Advisory Agreement (the "Advisory Agreement" ), dated ___________,
1999. The Advisory Agreement has an initial term of two years, and may be renewed annually thereafter provided such renewal is approved by: 1) the Company's Board of Directors; or 2) by a majority vote of the outstanding voting securities of the Company, and in either event by and a majority of the Directors who are not "interested persons" of the Company. The Advisory Agreements will automatically terminate in the event of their "assignment," as that term is defined in the 1940 Act, and may be terminated without penalty at any time upon 60 days' written notice to the other party by: (i) the majority vote of all the Directors or by vote of a majority of the outstanding voting securities of the Fund; or (ii) the Adviser.

The Investment Adviser is registered as an investment adviser under the Investment Advisers Act of 1940 as amended, the "Advisers Act". The Investment Adviser is an independent, privately-held corporation.


Steven T. Newby is President of the Investment Adviser and is the portfolio manager of the Fund since its inception on __________________. Since July 1990, Mr. Newby has been President of Newby & Company, a securities broker/dealer firm located in Gaithersburg, Maryland. Newby & Company is a member firm of the National Association of Securities Dealers ("NASD") and the Securities Investor Protection Corporation ("SIPC").

Under the Advisory Agreement, the Investment Adviser, subject to the supervision of the Directors, provides a continuous investment program for the Fund, including investment research and management with respect to securities, investments and cash equivalents, in accordance with the Fund's investment objective, policies, and restrictions as set forth in the Prospectus and this SAI. The Investment Adviser is responsible for effecting all security transactions on behalf of the Fund, including the allocation of principal business and portfolio brokerage and the negotiation of commissions. The Investment Adviser also maintains books and records with respect to the securities transactions of the Fund and furnishes to the Directors such periodic or other reports as the Directors may request.

Under the Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 1.0% on the first $250 million of average daily net assets of the Fund; 0.875% on average daily net assets of the Fund in excess of $250 million and not more than $500 million; and , 0.75% on average daily net assets of the Fund over $500 million.


In the interest of limiting expenses of the Fund, the Adviser has entered into an expense limitation agreement with the Company. Pursuant to the agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses for the Fund is limited to 1.90%. The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. The Adviser will be entitled to reimbursement of fees waived or remitted by the Adviser to the Fund. The total amount of reimbursement recoverable by the Adviser (the "Reimbursement Amount") is the sum of all fees previously waived or remitted by the Adviser to the Fund during any of the previous five (5) years, less any reimbursement previously paid by the Fund to the Adviser with respect to any waivers, reductions, and payments made with respect to the Fund. The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount. Such reimbursement will be authorized by the Board of Directors.

Pursuant to the terms of the Advisory Agreement, the Investment Advisor pays all expenses incurred by it in connection with its activities thereunder, except the cost of securities (including brokerage commissions, if any) purchased for the Fund. The services furnished by the Investment Adviser under the Advisory
Agreement are not exclusive, and the Investment Adviser is free to perform similar services for others.

MANAGEMENT-RELATED SERVICES

ADMINISTRATION

Pursuant to an Administrative Services Agreement with the Company dated ______________________, 1999 (the "Administrative Agreement"), Commonwealth Shareholder Services, Inc. ("CSS"), 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, serves as administrator of the Fund and supervises all aspects of the operation of the Fund except those performed by the Investment Adviser. John Pasco, III, Chairman of the Board of the Company, is the sole owner of CSS. CSS provides certain administrative services and facilities for the Fund, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements.

As administrator, CSS receives an asset-based administrative fee, computed daily and paid monthly, at the annual rate of 0.20% on the first $250 million of average daily net assets of the Fund; 0.175% on average daily net assets of the Fund in excess of $250 million and not more than $500 million; 0.15% on average daily net assets of the Fund in excess of $500 million and not more than $1 billion; and 0.10% on average daily net assets of the Fund in excess of $1 billion, subject to a minimum amount of $15,000 per year for a period of two years from the date of the Administrative Agreement. Thereafter, the minimum administrative fee is $30,000 per year. CSS receives an hourly rate, plus certain out-of-pocket expenses, for shareholder servicing and state securities law matters.

CUSTODIAN AND ACCOUNTING SERVICES

Pursuant to a Custodian Agreement with the Company dated ___________________, 1999, Star Bank acts as the custodian of the Fund's securities and cash. Portfolio securities purchased for the Fund are maintained in the custody of the custodian and may be entered into the Federal Reserve Book Entry System of the security depository system of the Depository Trust Corporation. Star Bank maintains a separate account in the name of the Fund. Star Bank is responsible for holding and making payments of all cash received for the account of the Fund.

Star Bank may make payments from the Fund for the purchase of securities, payment of interest, taxes, fees and other operating expenses. As the custodian, Star Bank is authorized to endorse and collect checks, drafts or other orders for payment and is responsible for the release or delivery of portfolio securities and monitoring compliance with the regulatory requirements of the Treasury Department, Internal Revenue Service and the laws of the states. Star Bank is compensated on the basis of an annual fee based on the market value of assets of the Fund and fees for certain transactions.

Pursuant to an Accounting Service Agreement dated ______________, 1999 (the "Accounting Agreement"), Star Bank, 425 Walnut Street, P.O. Box 1118, Cincinnati, Ohio 45201-1118, is responsible for accounting relating to the Fund and its investment transactions; maintaining certain books and records of the Fund; determining daily the net asset value per share of the Fund; and preparing security position, transaction and cash position reports. Star Bank also monitors periodic distributions of gains or losses on portfolio sales and maintains a daily listing of portfolio holdings. Star Bank is responsible for providing expenses accrued and payment reporting services, tax-related financial information to the Company, and for monitoring compliance with the regulatory requirements relating to maintaining accounting records.

TRANSFER AGENT

Pursuant to a Transfer Agency Agreement with the Company dated ____________________, 1999, Fund Services, Inc. ("FSI") acts as the Company's transfer, dividend disbursing and redemption agent. FSI is located at 1500 Forest Avenue, Suite 111, Richmond, VA 23229. John Pasco, III, Chairman of the Board of the Company owns one-third of the voting shares of FSI, and therefore, FSI may be deemed to be an affiliate of the Company and CSS.

FSI provides certain shareholder and other services to the Company, including furnishing account and transaction information and maintaining shareholder account records. FSI is responsible for processing orders for shares and ensuring appropriate participation with the National Securities Clearing Corporation for transactions in the Fund's shares. FSI receives and processes redemption requests and administers distribution of redemption proceeds. FSI also handles shareholder inquiries and provides routine account information. In addition, FSI prepares and files appropriate tax related information concerning dividends and distributions to shareholders.

Under the Transfer Agency Agreement, FSI is compensated pursuant to a schedule of services, and is reimbursed for out-of-pocket expenses. The schedule calls for a minimum payment of $12,000 for the first year and $16,500 per year thereafter.

DISTRIBUTOR

First Dominion Capital Corp. ("FDCC"), located at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement dated ____________, 1999 (the "Distribution Agreement"). John Pasco, III, Chairman of the Board of the Company, owns 100% of FDCC, and is its President, Treasurer and a Director. FDCC is registered as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (the "NASD"). The offering of the Fund's shares is continuous.

INDEPENDENT ACCOUNTANTS

The Company's independent accountants, Tait, Weller & Baker, audit the Company's annual financial statements, assists in the preparation of certain reports to the U.S. Securities and Exchange Commission (the "SEC"), and prepares the Company's tax returns. Tait, Weller & Baker is located at 8 Penn Center Plaza, Suite 800, Philadelphia, PA 19103.

PORTFOLIO TRANSACTIONS

It is the policy of the Investment Adviser, in placing orders for the purchase and sale of the Fund's securities, to seek to obtain the best price and execution for its securities transactions, taking into account such factors as price, commission, where applicable, (which is negotiable in the case of U.S. national securities exchange transactions but which is generally fixed in the case of foreign exchange transactions), size of order, difficulty of execution and the skill required of the executing broker/dealer. After a purchase or sale decision is made by the Investment Adviser, the Investment Adviser arranges for execution of the transaction in a manner deemed to provide the best price and execution for the Fund.

Exchange-listed securities are generally traded on their principal exchange unless another market offers a better result. Securities traded only in the over-the-counter market may be executed on a principal basis with primary market makers in such securities, except for fixed price offerings and except where the Fund may obtain better prices or executions on a commission basis or by dealing with other than a primary market maker.

The Investment Adviser, when placing transactions, may allocate a portion of the Fund's brokerage to persons or firms providing it with investment recommendations or statistical, research or similar services useful in its decision making process. The term "investment recommendations or statistical, research or similar services" means (1) advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, and (2) analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy. The Investment Adviser may cause the Fund to pay a commission higher than that charged by another broker in consideration of such research services. Such services are one of the many ways the Investment Adviser can keep abreast of the information generally circulated among institutional investors by broker-dealers. While this information is useful in varying degrees, its value is indeterminable. Such services received on the basis of transactions for the Fund may be used by the Investment Adviser for the benefit of the Fund and other clients, and the Fund may benefit from such transactions effected for the benefit of other clients.

While there is no formula, agreement or undertaking to do so, and when it can be done consistent with the policy of obtaining best price and execution, the Fund may consider sales of its shares as a factor in the selection of brokers to execute portfolio transactions. The Investment Adviser is not authorized, when placing portfolio transactions for the Fund, to pay a brokerage commission in excess of that which another broker might have charged for executing the same transaction solely on the basis of execution. Except for implementing the policy stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof.

PORTFOLIO TURNOVER

Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to a fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. The Investment Adviser makes purchases and sales for the Fund's portfolio whenever necessary, in its opinion, to meet the Fund's objective. The Investment Adviser anticipates that the Fund's average annual portfolio turnover rate will be 100%.

CAPITAL STOCK AND DIVIDENDS

The Company is a series investment company that currently offers one class of shares. The Company is authorized to issue 500,000,000 shares of common stock, with a par value of $0.01 per share. The Company has currently allocated 50,000,000 shares to the Fund and 250,000,000 shares to other series of the Company. Each share has equal dividend, voting, liquidation and redemption rights. There are no conversion or preemptive rights. Shares of the Fund do not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect all of the Directors if they choose to do so. In such event, the holders of the remaining shares will not be able to elect any person to the Board of Directors. Shares will be maintained in open accounts on the books of the Transfer Agent.

If they deem it advisable and in the best interests of shareholders, the Directors may create additional series of shares, each of which represents interests in a separate portfolio of investments and is subject to separate liabilities, and may create multiple classes of shares of such series, which may differ from each other as to expenses and dividends. If additional series or classes of shares are created, shares of each series or class are entitled to vote as a series or class only to the extent required by the 1940 Act or as permitted by the Directors. Upon the Company's liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.

A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of the Fund at their net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. The reinvestment date normally precedes the payment date by about seven days although the exact timing is subject to change. Shareholders will receive a confirmation of each new transaction in their account. The Company will confirm all account activity, including the payment of dividend and capital gain distributions and transactions made as a result of the Automatic Investment Plan described below. Shareholders may rely on these statements in lieu of stock certificates.

ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES

PURCHASING SHARES:

The Fund reserves the right to reject any purchase order and to suspend the offering of shares of the Fund. Under certain circumstances the Company or the Investment Adviser may waive the minimum initial investment for purchases by officers, Directors, and employees of the Company and its affiliated entities and for certain related advisory accounts and retirement accounts (such as IRAs). The Fund may also change or waive policies concerning minimum investment amounts at any time.


SELLING SHARES:

You may sell your shares by giving instructions to the Transfer Agent by mail or by telephone.

The Board of Directors may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays, (b) the SEC has by order permitted such suspension, or
(c) an emergency, as defined by rules of the SEC, exists during which time the sale of Fund shares or valuation of securities held by the Fund are not reasonably practicable.


SMALL ACCOUNTS: Due to the relative higher cost of maintaining small accounts, the Fund may deduct $50 per year from your account, if, as a result of redemption or exchange of shares, the total investment remaining in the account has a value of less than $1,000. Shareholders will receive 30 days' written notice to increase the account value above $1,000 before the fee is to be deducted. A decline in the market value of your account alone would not require you to bring your investment up to this minimum.

SPECIAL SHAREHOLDER SERVICES

As  described  briefly  in  the  Prospectus,   the  Fund  offers  the  following
shareholder services:

Regular Account: The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. Simply use the Account Application provided with the Prospectus to open your account.

Telephone Transactions: A shareholder may redeem shares or transfer into another fund by telephone if this service is requested at the time the shareholder completes the initial Account Application. If you do not elect this telephone service at that time, you may do so at a later date by putting your request in writing to the Transfer Agent and having your signature guaranteed.

The Fund employs reasonable procedures designed to confirm the authenticity of instructions communicated by telephone and, if the procedures are followed the Fund will not be liable for any losses due to unauthorized or fraudulent transactions. As a result of this policy, a shareholder authorizing telephone redemption bears the risk of loss which may result from unauthorized or fraudulent transactions which the Fund believes to be genuine. When requesting a telephone redemption or transfer, the shareholder will be asked to respond to certain questions designed to confirm the shareholder's identify as a shareholder of record. Cooperation with these procedures helps to protect the account and the Fund from unauthorized transactions.



Invest-A-Matic Accounts: Any shareholder may utilize this feature, which provides for automatic monthly investments into your account. Upon your request, the Transfer Agent will withdraw a fixed amount each month from a checking or savings account for investment into the Fund. This does not require a commitment for a fixed period of time. A shareholder may change the monthly investment, skip a month or discontinue the Invest-A-Matic Plan as desired by notifying the Transfer Agent.

Individual Retirement Account ("IRA"): All wage earners under 70-1/2, even those who participate in a company sponsored or government retirement plan, may establish their own IRA. You can contribute 100% of your earnings up to $2,000. A spouse who does not earn compensation can contribute up to $2,000 per year to his or her own IRA. The deductibility of such contributions will be determined under the same rules as for contributions made by individuals with earned income. A special IRA program is available for corporate employees under which the employers may establish IRA accounts for their employees in lieu of establishing corporate retirement plans. Known as SEP-IRA's (Simplified Employee Pension-IRA), they free the corporate employer of many of the recordkeeping requirements of establishing and maintaining a corporate retirement plan trust.

If a shareholder has received a distribution from another qualified retirement plan, all or part of that distribution may be rolled over into your Fund IRA. A rollover contribution is not subject to the limits on annual IRA contributions. By acting within applicable time limits of the distribution you can continue to defer federal income taxes on your rollover contribution and on any income that is earned on that contribution.

Roth IRA: A Roth IRA permits certain taxpayers to make a non-deductible investment of up to $2,000 per year. Provided an investor does not withdraw money from his or her Roth IRA for a five-year period, beginning with the first tax year for which a contribution was made, deductions from the investor's Roth IRA would be tax free after the investor reaches the age of 59-1/2. Tax free withdrawals may also be made before reaching the age of 59-1/2 under certain circumstances. Please consult your financial and/or tax professional as to your eligibility to invest in a Roth IRA. An investor may not make a contribution to both a Roth IRA and a regular IRA in any given year. An annual limit of $2,000 applies to contributions to regular and Roth IRAs. For example, if a taxpayer contributes $2,000 to a regular IRA for a year, he or she may not make any contribution to a Roth IRA for that year.

How to Establish Retirements Accounts: Please call the Company to obtain information regarding the establishment of individual retirement plan accounts. Each plan's custodian charges nominal fees in connection with plan establishment and maintenance. These fees are detailed in the plan documents. A shareholder may wish to consult with an attorney or other tax adviser for specific advice concerning tax status and plans.

Exchange Privilege: Shareholders may exchange their shares for shares of a suitable money market fund. The account must meet the minimum investment requirements (currently $2,500). A written request must have been completed and be on file with the Transfer Agent. To make an exchange, an exchange order must comply with the requirements for a redemption or repurchase order and must specify dollar amount or the number of shares to be exchanged. An exchange will take effect as of the next determination of the Fund's NAV per share (usually at the close of business on the same day). The Transfer Agent may charge the shareholder's account a $10 service fee each telephone exchange. The Company reserves the right to limit the number of exchanges or to otherwise prohibit or restrict shareholders from making exchanges at any time, without notice, should the Company determine that it would be in the best interest of its shareholders to do so. For tax purposes an exchange constitutes the sale of the shares of the fund from which you are redeeming and the purchase of shares of the fund into which you are exchanging. Consequently, the sale may involve either a capital gain or loss to the shareholder for federal income tax purposes.

TAX STATUS

DISTRIBUTIONS AND TAXES

Distributions of net investment income: The Fund receives income generally in the form of interest and other income on their investments. This income, less expenses incurred in the operation of the Fund, constitutes net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you take them in cash or reinvest them in additional shares.

Distribution of capital gains: The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gains realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminated excise or income taxes on the Fund.

Effect of foreign investments on distributions: Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Fund. Similarly, foreign exchange losses realized by the Fund on the sale of debt securities are generally treated as ordinary losses. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce the Fund's ordinary income distributions to you, and may cause some or all of its previously distributed income to be classified as return of capital.

The Fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of its total assets at the end of the fiscal year are invested in securities of foreign corporations, it may elect to pass-through to you your pro rata share of foreign taxes paid by it. If this election is made, the year-end statement you receive from the Fund will show more taxable income than was actually distributed to you. However, you will be entitled to either deduct your share of such taxes in computing your taxable income or (subject to limitations) claim a foreign tax credit for such taxes against your U.S. federal income tax. The Fund will provide you with the information necessary to complete your individual income tax return if it makes this election.

Information on the tax character of distributions: The Fund will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of the tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Election to be taxed as a regulated investment company: The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As a regulated investment company, the Fund generally pay no federal income tax on the income and gains it distributes to you. The Board reserves the right not to maintain the qualifications of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

Excise tax distribution requirements: To avoid federal excise taxes, the Internal Revenue Code requires a fund to distribute to shareholders by December 31 of each year, at a minimum the following amounts: 98% of its taxable ordinary income earned during the twelve month period ending October 31, and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these amounts in December (or in January which must be treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund shares: Redemption and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem or exchange your Fund shares for shares of a different fund within the Company, the IRS will require that you report a gain or loss on your redemption or exchange. The gain or loss that you realize will be either a long-term or short-term capital gain or loss depending on how long you held your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in such Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you purchase.

U.S. government obligations: Many states grant tax-free status to dividends paid to shareholders from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends received deduction for corporations: Because the Fund's income includes corporate dividends, if the shareholder is a corporation, a portion of its distributions may qualify for the intercorporate dividends-received deduction. You will be permitted in some circumstances to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculations.

Investment in complex securities: The Fund may invest in complex securities, such as original issue discount obligations, the shares of passive foreign investment companies and others. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

INVESTMENT PERFORMANCE

For purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to relevant indices, in advertisements or in reports to shareholders, The Fund states performance in terms of total return or yield. Both "total return" and "yield" figures are based on the historical performance of the Fund, show the performance of a hypothetical investment and are not intended to indicate future performance.


YIELD INFORMATION

From time to time, the Fund may advertise a yield figure. A portfolio's yield is a way of showing the rate of income the portfolio earns on its investments as a percentage of the portfolio's share price. Under the rules of the SEC, yield must be calculated according to the following formula:


                                        6
           YIELD = 2[(     A-B   + 1) -1]
                       CD

      Where:
      A = dividends and interest earned during the period.
      B = expenses accrued for the period (net of  reimbursements).
      C = the average  daily number of shares outstanding during the period that were entitled to receive dividends.
      D =  the maximum offering price per share on the last day of the period.

A fund's yield, as used in advertising, is computed by dividing the fund's interest and dividend income for a given 30-day period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by a fund's net asset value ("NAV") at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation. Income calculated for the purpose of calculating a fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a fund may differ from the rate of distributions the fund paid over the same period or the rate of income reported in the fund's financial statements.



TOTAL RETURN PERFORMANCE

Under the rules of the SEC, fund advertising performance must include total return quotes, "T" below, calculated according to the following formula:

              n
      P(1+ T) = ERV

      Where:

      P = a hypothetical  initial payment $1,000
      T = average annual total return
      n = number  of  years  (l,  5 or 10)
      ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods (or fractional portion thereof).

The average annual total return will be calculated under the foregoing formula and the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover prescribed periods. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at NAV as described in the prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the prescribed periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value.

The Fund may also from time to time include in such advertising an aggregate total return figure or an average annual total return figure that is not calculated according to the formula set forth above in order to compare more accurately the Fund's performance with other measures of investment return. The Fund may quote an aggregate total return figure in comparing the Fund's total return with data published by Lipper Analytical Services, Inc. or with the performance of various indices including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, Russell Indices, the Value Line Composite Index, the Lehman Brothers Bond, Government Corporate, Corporate and Aggregate Indices, Merrill Lynch Government & Agency Index, Merrill Lynch Intermediate Agency Index, Morgan Stanley Capital International Europe, Australia, Far East Index or the Morgan Stanley Capital International World Index. For such purposes, the Fund calculates its aggregate total return for the specified periods of time by assuming the investment of $1,000 in shares of the Fund and assuming the reinvestment of each dividend or other distribution at NAV on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. To calculate its average annual total return, the aggregate return is then annualized according to the SEC's formula for total return quotes outlined above.

The Fund may also advertise the performance rankings assigned by various publications and statistical services, including but not limited to, SEI, Lipper Mutual Fund Performance Analysis, Intersec Research Survey of Non-U.S. Equity Fund Returns, Frank Russell International Universe, and any other data which may be reported from time to time by Dow Jones & Company, Morningstar, Inc., Chase Investment Performance, Wilson Associates, Stanger, CDA Investment Technologies, Inc., the Consumer Price Index ("CPI"), The Bank Rate Monitor National Index, or IBC/Donaghue's Average U.S. Government and Agency, or as appears in various publications, including but not limited to, The Wall Street Journal, Forbes, Barron's Fortune, Money Magazine, The New York Times, Financial World, Financial Services Week, USA today and other national or regional publications.

FINANCIAL INFORMATION

You can receive free copies of reports, request other information and discuss your questions about GenomicsFund.com (the "Fund") by contacting the Fund directly at:


                THE WORLD FUNDS, INC.
                1500 Forest Avenue, Suite 223
                Richmond, Virginia  23229
                TELEPHONE: 1-800-527-9525
                E-MAIL:  mail@shareholderservices.com



PART C - OTHER INFORMATION

ITEM 23.  EXHIBITS
(a)   ARTICLES OF INCORPORATION.
      (1) FORM OF Articles of Incorporation of the Registrant are herein incorporated by reference to the Registrant's Initial Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255), as filed with the Securities and Exchange Commission (the "SEC") on June 16, 1997.

      (2)  Articles Supplementary.
           a. FORM OF Re: the creation of the CSI Equity Fund and CSI Fixed Income Fund dated July 29, 1997 are herein incorporated by reference to Post-Effective Amendment Nos. 1/1 to the Registrant's Initial Registration Statement on Form N-1A (File Nos. 333-29289 Sand811-8255), as filed with the SEC on August 1, 1997.

           b. FORM OF Re: the creation of the Third Millennium Russia Fund and New Market Fund dated June 19, 1998 are herein incorporated by reference to Post-Effective Amendment Nos. 4/4 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255), as filed with the SEC on July 8, 1998.

           c. FORM OF Re: increasing the amount of authorized shares are herein incorporated by reference to Post-Effective Amendment Nos. 4/4 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255), as filed with the SEC on July 8, 1998.

          d. FORM OF Re: The creation of the GenomicsFund.com dated December 9, 1999 is filed herewith as Exhibit 23(a)(2)(d).

(b)   BY-LAWS.
      By-Laws of the Registrant are herein incorporated by reference to the Registrant's Initial Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255), as filed with the SEC on June 16, 1997.

(c)   INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS.
      1.   Specimen Share Certificates.
           a.   1/   Re: Sand Hill Portfolio Manager Fund.
                     is herein incorporated by reference to the Registrant's
                     Initial Registration Statement on Form N-1A (File Nos. 333-
                     29289 and 811-8255) as filed with the SEC on June 16, 1997.

                2/   Re: CSI Equity Fund and CSI Fixed Income Fund.
                     is herein incorporated by reference to Post-Effective Amendment Nos. 1/1 to the Registrant's Initial Registration Statement on Form N-1A (File Nos. 33-29289 and 811-8255), as filed with the SEC on August 1, 1997.

                3/ Re: Third Millennium Russia Fund and New Market Fund. is herein incorporated by reference to Post-Effective Amendment Nos. 4/4 of the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on July 8, 1998.

               4/   Re:   GenomicsFund.com   is  filed  herewith  as  Exhibit 23
                    (c)(1)(4).

           b. Applicable sections of Articles and By-Laws to be referenced in future Post-Effective Amendment.

(d)   INVESTMENT ADVISORY CONTRACTS.
      (1)  Re: Sand Hill Portfolio Manager Fund.
           FORM OF Agreement dated August 19, 1997 between Sand Hill Advisors, Inc. and the Registrant is herein incorporated by reference to Post-Effective Amendment Nos. 2/2 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255), as filed with the SEC on December 1, 1997.

      (2)  Re: CSI Equity Fund.
           FORM OF Agreement dated October 14, 1997 between CSI Capital Management, Inc. and the Registrant is herein incorporated by reference to Post-Effective Amendment Nos. 2/2 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-
           8255), as filed with the SEC on December 1, 1997.

      (3) Re: CSI Fixed Income Fund.
           FORM OF Agreement dated October 14, 1997 between CSI Capital Management Inc. and the Registrant is herein incorporated byreference to Post-Effective Amendment Nos. 2/2 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255), as filed with the SEC on December 1, 1997.

      (4)  Re: Third Millennium Russia Fund.
           Agreement   dated   September  21,  1998  between Third   Millennium
           Investment Advisors LLC and the Registrant is herein incorporated by reference to Post Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File No. 811-8255), as filed with the SEC on December 30, 1998.

      (5)  Re: New Market Fund.
           a. Agreement dated September 21, 1998 between Virginia Management Investment Corporation and the Registrant is herein incorporated by reference to Post Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File No. 811-8255), as filed with the SEC on December 30, 1998.

           b. Agreement dated September 21, 1998 between Virginia Management Investment Corporation and the London Company of Virginia is herein incorporated by reference to Post Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File No. 811-
            8255), as filed with the SEC on December 30, 1998.

      (6) FORM OF Agreement between xGENx, LLC and the Registrant is filed herweith as Exhibit 23(d)(6)

(e)   UNDERWRITING CONTRACTS.
      (1)  Distribution Agreements.
           Distribution Agreement dated September 21, 1998 between First Dominion Capital Corp. and the Registrant is herein incorporated by reference to Post-Effective Amendment No.5 to the Registrant's Registration Statement on Form N-1A (File No. 811-8255), as filed with the SEC on December 30, 1998.

(f)   BONUS OR PROFIT SHARING CONTRACTS.
      Not Applicable.

(g)   CUSTODIAN AGREEMENTS.
      (1)  Re: Sand Hill Portfolio Manager Fund.
           FORM OF Agreement dated August 19, 1997 between Star Bank, N.A. and the Registrant is herein incorporated by reference to Post-Effective Amendment No. 2/2 to the Registrant's Registration Statement on Form N-1A File Nos. 333-29289 and 811-8255), as filed with the SEC on December 1, 1997.

      (2) Re: CSI Equity Fund and CSI Fixed Income Fund. FORM OF Agreement dated October 14, 1997 between Star Bank, N.A. and the Registrant is herein incorporated by reference to Post-Effective Amendment No. 2/2 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255), as filed with the SEC on December 1, 1997.

      (3)  Re: Third Millennium Russia Fund.
           Agreement dated October 28, 1998 between Brown Brothers Harriman & Co. and the Registrant is herein incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File No. 811-8255), as filed with the SEC on December 30, 1998.

      (4) RE: The New Market Fund.
          Letter agreement dated August 21, 1998 adding the New Market Fund series to the agreement dated October 14,1997 with CSI Equity Fund and CSI Fixed Income Fund series is hereby incorporated by reference to Post-Effective Amendment No. 9 to the Registrant's Regfistration Statement on Form N-1A (File No. 811-8255), af filed with the SEC on December 29, 1999.

      (5)  FOREIGN CUSTODY ARRANGEMENTS.
           a.   Re: Third Millennium Russia Fund.
                Foreign Custody Manager Delegation Agreement dated October 28, 1998 between Brown Brothers Harriman & Co. and the Registrant is herein incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File No. 811-8255), as filed with the SEC on December 30, 1998.

(h)   OTHER MATERIAL CONTRACTS.
      (1)  Transfer Agency.
           a. FORM OF Agreement dated August 19, 1997 between Fund Services, Inc. and the Registrant is herein incorporated by reference to Post-Effective Amendment Nos. 2/2 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255), as filed with the SEC on December 1, 1997.

      (2)  Administrative Services.
           a.   Re: Sand Hill Portfolio Manager Fund.
                FORM OF Agreement dated August 19, 1997 between Commonwealth Shareholder Services, Inc. and the Registrant is herein incorporated by reference to Post-Effective Amendment No. 2/2 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255), as filed with the SEC on December 1, 1997.

           b.   Re: CSI Equity Fund.
                FORM OF Agreement dated October 14, 1997 between Commonwealth Shareholder Services, Inc. and the Registrant is herein incorporated by reference to Post-Effective Amendment Nos. 2/2 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255), as filed with the SEC on December 1, 1997.

           c.   Re: CSI Fixed Income Fund.
                FORM OF Agreement dated October 14, 1997 between Commonwealth Shareholder Services, Inc. and the Registrant is herein incorporated by reference to Post-Effective Amendment Nos. 2/2 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255), as filed with the SEC on December 1, 1997.

           d.   Re: Third Millennium Russia Fund.
                Agreement dated September 21, 1998 between Commonwealth Shareholder Services, Inc. and the Registrant is herein incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File No. 811-8255), as filed with the SEC on December 30, 1998.

           e.   Re: New Market Fund.
                Agreement dated September 21, 1998 between Commonwealth Shareholder Services, Inc. and the Registrant is herein incorporated by reference to Post Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255), as filed with the SEC on December 29, 1998.

           f.   Re:  GenomicsFund.com.
               FORM OF Agreement between Commonwealth Shareholder Services, Inc. and the Registrant is filed herewith as Exhibit 23(h)
               (2)(f).

       (3)  Fund Accounting Service.
           a.   Re: Sand Hill Portfolio Manager Fund.
                FORM OF Agreement dated August 18, 1997 between Star Bank, N.A. and the Registrant is herein incorporated by reference to Post-Effective Amendment Nos. 2/2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on December 1, 1997.

           b.   Re: CSI Equity Fund and CSI Fixed Income Fund.
                FORM OF Agreement dated October 14, 1997 between Star Bank N.A. and the Registrant is herein incorporated by reference to Post-Effective Amendment Nos. 2/2 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255), as filed with the SEC on December 1, 1997.

          c. Letter agreement dated August 21, 1998 adding the New Market Fund series to the agreement dated October 14,1997 with CSI Equity Fund and CSI Fixed Income Fund series is hereby incorporated by reference to Post-Effective Amendment No. 9 to the Registrant's Regfistration Statement on Form N-1A (File No. 811-8255), af filed with the SEC on December 29, 1999.

      (4)  Accounting Agency.
           a.   Re: Third Millennium Russia Fund.
                FORM OF Agreement dated October 28, 1998 between Brown Brothers Harriman & Co. and the Registrant is herein incorporated by reference to Post-Effective Amendment Nos. 5/6 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255), as filed with the SEC on January
                29, 1999.

      (5) FORM OF IRA Service Agreement between Brown Brothers Harriman & Co. and the Registrant is herein incorporated by reference to Post-Effective Amendment Nos. 4/4 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255), as filed with the SEC on July 8, 1998.

(i)   LEGAL OPINION.
      (1) Opinion of Stradley, Ronon, Stevens & Young, LLP dated April 22, 1998 is herein incorporated by reference to Post-Effective Amendment Nos. 4/4 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255), as filed with the SEC on July 8, 1998.

      (2) Opinion of Stradley, Ronon, Stevens & Young LLP dated January 7, 2000 is filed herewith as Exhibit 23(i)(2).

(k)   OMITTED FINANCIAL STATEMENTS.
      Not Applicable.

(l)   INITIAL CAPITAL AGREEMENTS.
      Not applicable.

(m) RULE 12B-1 PLAN.
      (1)  Re: Third Millennium Russia Fund.
           FORM OF Plan of Distribution dated September 21, 1998 is herein incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File No. 811-8255), as filed with the SEC on December 30, 1998.

      (2)  Re: New Market Fund.
           FORM OF Plan of Distribution dated September 21, 1998 is herein incorporated by reference to Post Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File No.811-8255), as filed with the SEC on December 30, 1998.

      (3)  Re:  Genomicsfund.com
          FORM OF Plan of Distribution is filed herewith as Exhibit 23(m)(3).

(n)   RULE 18F-3 PLAN Not Applicable.

(o)   POWERS-OF-ATTORNEY.
      (1) Re: Samuel Boyd, Jr., William E. Poist and Paul M. Dickinson are herein incorporated by reference to the Registrant's Initial Registration Statement on Form N-1A (File Nos. 333-29289 and 811-
          8255), as filed with the SEC on June 16, 1997.

(p)   CODES OF ETHICS.
      The  Code  of   Ethics  of  the   Registrant   will  be filed  by  future
      Post-Effective Amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.
           None.

ITEM 25. INDEMNIFICATION.
      The Registrant is incorporated under the General Corporation Law (the GCL") of the State of Maryland. The Registrant's Articles of Incorporation provide the indemnification of directors, officers and other agents of the corporation to the fullest extent permitted under the GCL. The Articles limit such indemnification so as to comply with the prohibition against indemnifying such persons under Section 17 of the Investment Company Act of 1940, as amended, for certain conduct set forth in that section ("Disabling Conduct"). Contracts between the Registrant and various service providers include provisions for indemnification, but also forbid the Registrant to indemnify affiliates for Disabling Conduct.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.
           Sand Hill Advisors, Inc., the investment advisor to the Sand Hill Portfolio Manager Fund series, provides investment advisory services consisting of portfolio management for a variety of individuals and institutions and as of December 21, 1999, had approximately $500 million in assets under management.

           CSI Capital Management, Inc., ("CSI") the investment advisor to the CSI Equity Fund series and the CSI Fixed Income Fund series, provides investment advisory services consisting of portfolio management for a variety of individuals and institutions and as of December 21, 1999 had approximately $244 million in assets under management. A principal of CSI acts as trustee supervising an additional $30 million in assets.

           Third Millennium Investment Advisors, LLC, the investment advisor to the Third Millennium Russia Fund, Virginia Management Investment Corporation, the investment manager to provides investment advisory services consisting of portfolio management for a variety of individuals and institutions and as of December 21, 1999, had approximately $1 million in assets under management.

      Virginia Management Investment Corporation, the investment manager to the New Market Fund is a newly formed advisor formed for the purpose of advising Registered Investment Companies. The London Company of Virginia (The London Company") is the investment advisor to the New Market Fund pursuant to an Investment Advisory Agreement between Virginia Management Investment Corporation and The London Company and currently has 3.7 million in assets under management.

      xGENx, LLC, the investment advisor to the GenomicsFund.com is a newly formed advisor for the purpose of advising Registered Investment Companies.

           For information as to any other business, profession, vocation or employment of a substantial nature in which each of the foregoing investment advisors, and each director, officer or partner of such investment advisors, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee, reference is made to the investment advisor's Form ADV listed opposite the investment advisor's name below, which is currently on file with the SEC as required by the Investment Advisors Act of 1940, as amended.

      Name of Investment Adviser                  Form ADV File
Number
      Sand Hill Advisors, Inc.                    801-17601
      CSI Capital Management, Inc.                801-14549
      Third Millennium Investment Advisors, LLC   801-55720
      Virginia Management Investment Corporation  801-55697
      The London Company of Virginia              801-46604
      xGENx, LLC                                  Pending, will be supplied
                                                  at a later filing.

ITEM 27.   PRINCIPAL UNDERWRITERS.
      (a) The Registrant's underwriter, First Dominion Capital Corp., also acts as underwriter to Vontobel Funds, Inc.


      (b)  Name and Principal       Position and Offices       Positions and
           Business Address         with Underwriter           Offices with
                                                               Fund

           John Pasco, III          President, Chief           Chairman,
           1500 Forest Avenue       Financial Officer          President
           Suite 223                and Treasurer              and Director
           Richmond VA 23229

           Mary T. Pasco            Director                   Assistant
           1500 Forest Avenue                                  Secretary
           Suite 223
           Richmond, VA 23229

           Darryl S. Peay           Vice President             Assistant
           1500 Forest Avenue       Assistant Compliance       Secretary
           Suite 223                Officer
           Richmond, VA 23229

           Lori J. Martin           Vice President and          None
           1500 Forest Avenue       Assistant Secretary
           Suite 223
           Richmond, VA 23229

           F. Byron Parker, Jr.     Secretary                  Secretary
           Mustian & Parker
           8002 Discovery Drive
           Suite 101
           Richmond, VA 23229

      (c)  Not Applicable.


ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS.
           The accounts, books or other documents of the Registrant required to be maintained by Section 31 (a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

      (a) Investment records, including research information, records relating to the placement of brokerage transactions, memorandums regarding investment recommendations for supporting and/or authorizing the purchase or sale of assets, information relating to the placement of securities transactions, and certain records concerning investment recommendations of the Fund are maintained at each Fund's investment advisor, as follows:

           Fund:     Sand Hill Portfolio Manager Fund
           Advisor:  Sand Hill Advisors, Inc., located at:
           Location: 3000 Sand Hill Road
                     Building 3, Suite 150
                     Menlo Park, CA  94025

           Fund:     CSI Equity Fund and CSI Fixed Income Fund
           Advisor:  CSI Capital Management
           Location: 445 Bush Street, 5th Floor
                     San Francisco, CA 94108.

           Fund:     Third Millennium Russia Fund
           Advisor:  Third Millennium Investment Advisors, LLC:
           Location: 515 Madison Avenue, 24th Floor
                     NY, NY  10022.

           Fund:     New Market Fund
           Advisor:  The London Company
           Location: Riverfront Plaza, West Tower
                     901 E. Byrd Street, Suite 350A
                     Richmond, VA  23219.

           Fund:     GenomicsFund.com
           Advisor:  xGENx, LLC
           Location: 555 Quince Orchard Road, Suite 606
                    Gaithersburg, MD  20878

      (b) Accounts and records for portfolio securities and other investment assets, including cash of each of the Funds, as well as applicable accounting records, general ledgers, supporting ledgers, pricing computations, etc. are maintained in the custody of each Fund's custodian bank and accounting services agent, as follows:


           Funds:                       Sand Hill Portfolio Manager Fund
                                        CSI Equity Fund
                                        CSI Fixed Income Fund
                                        New Market Fund
                                        GenomicsFund.com

           Custodian Bank/Accounting
           Services Agent:              Star Bank, N.A.
           Location:                    425 Walnut Street
                                        P.O. Box 1118
                                        Cincinnati, OH  45201-1118.

           Fund:                        Third Millennium Russia Fund
           Custodian Bank/Accounting    Brown Brothers Harriman & Co.
           Services Agent:              40 Water Street
           Location:                    Boston, MA  02109

(c) Shareholder Account Records (including share ledgers, duplicate confirmations, duplicate account statements and applications forms) pertaining to each of the Funds are maintained by their transfer agent, Fund Services,
Inc.:
           1500 Forest Avenue, Suite 111
           Richmond, VA.  23229.

      (d) Administrative records, including copies of the charter, by-laws, minute books, agreements, compliance records and reports, certain shareholder communications, etc. pertaining to each of the Funds are kept at their administrator, Commonwealth Shareholder Services, Inc., located at:

           1500 Forest Avenue, Suite 223
           Richmond, VA  23229

      (e) Records relating to distribution of shares of each of the Funds are kept at their distributor, First Dominion Capital Corp., located at:

           1500 Forest Avenue, Suite 223 Richmond, VA 23229.

ITEM 29.   MANAGEMENT SERVICES.
      There are no management-related service contracts not discussed in Parts A or B of this Form.

ITEM 30.   UNDERTAKINGS.
      The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Richmond, and Commonwealth of Virginia on the 7th day of January, 2000.

                              THE WORLD FUNDS, INC.
                          Fund

                          By   /s/ John Pasco, III
                              (Signature and Title)
                               John Pasco, III, Chairman and Chief
                                Executive Officer


Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.


      (Signature)              (Title)                 (Date)

      /s/ John Pasco, III      Director, Chairman      January 7, 2000
      John Pasco, III          Chief Executive
                                Officer and Chief
                                Financial Officer

     /S/ SAMUEL BOYD, JR.*     Director                January 7, 2000
     Samuel Boyd, Jr.

     /S/ PAUL M. DICKENSON*    Director                January 7, 2000
     Paul M. Dickinson

     /S/ WILLIAM E. POIST*     Director                January 7, 2000
     William E. Poist

    /s/ John Pasco, III
     ------------------------
     John Pasco, III

     * By John Pasco, III, Attorney-in-Fact Pursuant to Powers-of-Attorney.


          EXHIBIT  INDEX EDGAR EXHIBIT #
          Articles  Supplementary           EX-23(a)(2)(d)
          Specimen  Stock  Certificate      EX-23  (c)(1)(4)
          Investment   Advisory Agreement   EX-23(d)(6)
          Administrative  Services          EX-23(h)(2)(f)
          Opinion of Counsel                EX-23(i)(2)
          Rule 12b-1 Plan                   EX-23(m)(3)
















                              THE WORLD FUNDS, INC.
               1500 Forest Avenue, Suite 223, Richmond, Va. 23229
               804-285-8211 * 800-527-9500 * 804-285-8251 (fax)


VIA EDGAR



Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20049

      RE:  The World Funds, Inc.
           File Numbers 333-29289 and 811-8255
           Post Effective Amendment to Registration Statement

Gentlemen:

      Transmitted herewith for electronic filing with the U.S. Securities and Exchange Commission (the "Commission") on behalf of The World Funds, Inc. (the "Registrant"), pursuant to Rule 485(a) (2) under the Securities Act of 1933, as amended (the "1933 Act"), is Post-Effective Amendment No. 9 under the 1933 Act and Amendment No. 11 under the Investment Company Act of 1940, as amended (the "1940 Act"), referred to herein as the "485(a)(2) Amendment" to the registration statement of the Registrant.

      The 485(a)(2) Amendment contains a prospectus and statement of additional information ("SAI") for the GenomicsFund.com, a new series of shares to be added to the Registrant's Registration Statement. The Post-Effective Amendment will become effective pursuant to paragraph (a)(2) seventy-five days after it is filed. This Post-Effective Amendment does not amend the existing prospectuses and statements of additional information of other series of the Registrant, and is not an "amendment relating to the same prospectus" under paragraph (d)(3) of Rule 485.

Please contact Steven M. Felsenstein, Esquire at 215-564-8074, should you have any questions or comments concerning this filing.

Sincerely,



/s/ Darryl S. Peay
Darryl S. Peay
Assistant Secretary


cc:  Carylyn Gail Gilheany, Esq.
       John Pasco, III
       Steven M. Felsenstein, Esq.

                        THE WORLD FUNDS, INC.


                       Articles Supplementary



      The World Funds, Inc., a Maryland corporation having an office in Baltimore, Maryland (the "Corporation") and an open-end investment company registered under the Investment Company Act of 1940, as amended, hereby certifies, in accordance with Section 2-208 of the Maryland General Corporation Law, to the State Department of Assessments and Taxation of Maryland that:

      FIRST: The Board of Directors of the Corporation, at a meeting held on December 9, 1999, adopted resolutions classifying and allocating unallocated and unissued Common Stock of the Corporation as follows: (i) Fifty Million (50,000,000) shares of Common Stock with a par value of One Cent ($.01) per share to the Genomicsfund.com series of the Corporation.

      SECOND: (a) The total number of shares of stock which the Corporation was authorized to issue prior to the aforesaid action was Five Hundred Million (500,000,000) shares of Common Stock, with a par value of One Cent ($.01) per share, having an aggregate value of Five Million Dollars ($5,000,000):

      One series of shares was designated as the Sand Hill Portfolio Manager Fund series and Fifty Million (50,000,000) shares of Common Stock (par value $.01 per share) were classified and allocated to such series, with an aggregate par value of Five Hundred Thousand Dollars ($500,000); and

      One series of shares was designated as the CSI Equity Fund series and Fifty Million (50,000,000) shares of Common Stock (par value $.01 per share) were classified and allocated to such series, with an aggregate par value of Five Hundred Thousand Dollars ($500,000); and

      One series of shares was designated as the CSI Fixed Income Fund series and Fifty Million (50,000,000) shares of Common Stock (par value $.01 per share) were classified and allocated to such series, with an aggregate par value of Five Hundred Thousand Dollars ($500,000); and

      One series of shares was designated as the Third Millennium Russia Fund series and Fifty Million (50,000,000) shares of Common Stock (par value $.01 per share) were classified and allocated to such series, with an aggregate par value of Five Hundred Thousand Dollars ($500,000); and

      One series of shares was designated as the New Market Fund series and Fifty Million (50,000,000) shares of Common Stock (par value $.01 per share) were classified and allocated to such series, with an aggregate par value of Five Hundred Thousand Dollars ($500,000); and


      (b) The total number of shares of stock which the Corporation is authorized to issue, following the aforesaid actions, is Five Hundred Fifty Million (5000,000,000) shares of Common Stock, with a par value of One Cent
($.01) per share, having an aggregate par value of Five Million Dollars ($5,000,000):

      One series of shares is designated as the Sand Hill Portfolio Management Fund series and Fifty Million (50,000,000) shares of Common Stock (par value $.01 per share) are classified and allocated to such series, with an aggregate par value of Five Hundred Thousand Dollars ($500,000).

      One series of shares is designated as the CSI Equity Fund series and Fifty Million (50,000,000) shares of Common Stock (par value $.01 per share) are classified and allocated to such series, with an aggregate par value of Five Hundred Thousand Dollars ($500,000);

      One series of shares is designated as the CSI Fixed Income Fund series and Fifty Million (50,000,000) shares of Common Stock (par value $.01 per share) are classified and allocated to such series, with an aggregate par value of Five Hundred Thousand Dollars ($500,000);

      One series of shares is designated as the Third Millennium Russia Fund series and Fifty Million (50,000,000) shares of Common Stock (par value $.01 per share) are classified and allocated to such series, with an aggregate par value of Five Hundred Thousand Dollars ($500,000);

      One series of shares is designated as the New Market Fund series and Fifty Million (50,000,000) shares of Common Stock (par value $.01 per share) are classified and allocated to such series, with an aggregate par value of Five Hundred Thousand Dollars ($500,000);

      One series of shares is designated as the GenomicsFund.com series and Fifty Million (50,000,000) shares of Common Stock (par value $.01 per share) are classified and allocated to such series, with an aggregate par value of Five Hundred Thousand Dollars ($500,000);

      THIRD:  The  shares  of  the  GenomicsFund.com   series  shall  have  such
preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, terms and conditions of redemption and other characteristics as are stated in Article FIFTH of the Articles of Incorporation of the Corporation.

      FOURTH: The aforesaid shares of the GenomicsFund.com series have been duly classified and allocated by the Board of Directors pursuant to the authority and power contained in the charter of the Corporation.











      IN WITNESS WHEREOF, The World Funds, Inc., has caused these Articles Supplementary to be signed in its name and on its behalf this 9 day of December, 1999.


                              The World Funds, Inc.



                          By ______________________________
                                 John Pasco, III
                             Chairman and Chief Executive Officer


WITNESS:


-----------------
Name:  Darryl S. Peay
Title: Assistant Secretary

      THE UNDERSIGNED, Chairman and Chief Executive Officer of The World Funds, Inc., who executed on behalf of said Corporation the foregoing Articles Supplementary of which this certificate is made a part, hereby acknowledges, in the name and on behalf of said Corporation, the foregoing Articles to be the corporate act of said Corporation and further certifies, that, to the best of his knowledge, information and belief, the matters and facts set forth herein with respect to the approval thereof are true in all material respects, under the penalties of perjury.



                          ---------------------------------
                          John Pasco, III
                          Chairman and Chief Executive Officer

Attest:



---------------------
Assistant Secretary






Below is the text of a sample of the Stock Certificate for GenomicsFund.com series of The World Funds, Inc.


CAPITAL STOCK OF                               CUSIP


                              THE WORLD FUNDS, INC.
                                GENOMICSFUND.COM

             INCORPORATED UNDER THE LAWS OF THE STATE OF MARYLAND


                               This Certifies that






                                 Is the owner of
         FULLY PAID AND NON-ASSESSABLE SHARES OF THE PAR VALUE OF $.01
                          EACH OF THE CAPITAL STOCK OF


THE WORLD FUNDS, INC.                     GENOMICSFUND.COM

(hereinafter called the "Corporation") transferable on he books of the Corporation in person or by duly authorized attorney upon surrender of this Certificate properly endorsed. This Certificate and the shares represented hereby are issued and shall be held subject to all of the provisions of the Certificate of Incorporation and the bylaws of the Corporation and all amendments thereto, to all of which the holder by acceptance hereof assents.

      This certificate is not value until countersigned by the Transfer Agent.

      Witness the facsimile signatures of the duly authorized officers of the Corporation


Dated                Attest                    By



                         Secretary                Chairman






                                -3-





                   INVESTMENT ADVISORY AGREEMENT


      Investment   Advisory   Agreement   (the   "Agreement")   dated   this  of
       ____________, 1999 by and between THE WORLD FUNDS,
INC., a Maryland corporation (herein called the "Fund"), and xGENx, LLC, a ____[insert state]__ Limited Liability Company (the "Adviser") a registered investment adviser under the Investment Advisers Act of 1940, as amended.

      WHEREAS, the Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), consisting of several series of shares, each having its own investment policies; and

      WHEREAS, the Fund desires to retain the Adviser to furnish investment advisory and management services to certain portfolios of the Fund, subject to the control of the Fund's Board of Directors, and the Adviser is willing to so furnish such services;

      NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, and intending to be bound, it is agreed between the parties hereto as follows:

      1. Appointment. The Fund hereby appoints the Adviser to act as the Adviser to the GenomicsFund.com series of the Fund (the "Portfolio") for the period and on the terms set forth in this Agreement. The Adviser accepts such appointment and agrees to furnish the services herein set forth, for the compensation herein provided.

      2. Duties of the Adviser. The Fund employs the Adviser to manage the investments and reinvestment of the assets of the Portfolio, and to continuously review, supervise, and administer the investment program of the Portfolio, to determine in its discretion the securities to be purchased or sold, to provide the Fund and Commonwealth Shareholder Services, Inc. (the "Administrator") with records concerning the Adviser's activities which the Fund is required to maintain, and to render regular reports to the Fund's Officers and Board of Directors and to the Administrator concerning the Adviser's discharge of the foregoing responsibilities.

           The Adviser shall discharge the foregoing responsibilities subject to the control of the Fund's Board of Directors and in compliance with such policies as the Board may from time to time establish, and in compliance with the objectives, policies, and limitations for the Portfolio as set forth in its Prospectus and Statement of Additional Information, as amended from time to time, and applicable laws and regulations.

           The Fund will instruct each of its agents and contractors to cooperate in the conduct of the business of the Portfolio.

           The Adviser accepts such employment and agrees, at its own expense, to render the services and to provide the office space, furnishings, and equipment and the personnel required by it to perform the services on the terms and for the compensation provided herein.

      3. Portfolio Transactions. The Adviser is authorized to select the brokers and dealers that will execute the purchases and sales of portfolio securities for the Portfolio and is directed to use its best efforts to obtain the best price and execution for the Portfolio's transactions in accordance with the policies of the Fund as set forth from time to time in the Portfolio's Prospectus and Statement of Additional Information. The Adviser will promptly communicate to the Fund and to the Administrator such information relating to portfolio transactions as they may reasonably request.

           It is understood that the Adviser will not be deemed to have acted unlawfully, or to have breached a fiduciary duty to the Fund or be in breach of any obligation owing to the Fund under this Agreement, or otherwise, by reason of its having directed a securities transaction on behalf of the Fund to an unaffiliated broker-dealer in compliance with the provisions of Section 28(e) of the Securities Exchange Act of 1934 or as described from time to time by the Portfolio's Prospectus and Statement of Additional Information. Subject to the foregoing, the Adviser may direct any transaction of the Portfolio to a broker which is affiliated with the Adviser in accordance with, and subject to, the policies and procedures approved by the Board of Directors of the Fund pursuant to Rule 17e-1 under the 1940 Act. Such brokerage services are not deemed to be provided under this Agreement.

      4. Compensation of the Adviser. For the services to be rendered by the Adviser under this Agreement, the Portfolio shall pay to the Adviser, and the Adviser will accept as full compensation a fee, accrued daily and payable within five (5) business days after the last business day of each month, at an annual rate of 1.00% on the first $250 million of average net assets; 0.875% on assets in excess of $250 million and not more than $500 million of average net assets; and 0.75% on average net assets over $500 million.

           All  rights  of  compensation   under  this  Agreement  for  services
performed as of the termination date shall survive the termination of this Agreement.


      5. Expenses. During the term of this Agreement, the Adviser will pay all expenses incurred by it in connection with the management of the Fund. Notwithstanding the foregoing, the Portfolio shall pay the expenses and costs of the Portfolio for the following:

           a.   Taxes;

           b. Brokerage fees and commissions with regard to portfolio transactions;

           c.   Interest   charges,   fees  and   expenses  of  the
                custodian of the securities;

           d. Fees and expenses of the Fund's transfer agent and the Administrator;

           e. Its proportionate share of auditing and legal expenses;

           f. Its proportionate share of the cost of maintenance of corporate existence;

           g. Its proportionate share of compensation of directors of the Fund who are not interested persons of the Adviser as that term is defined by law;

           h. Its proportionate share of the costs of corporate meetings;

           i. Federal and State registration fees and expenses incident to the sale of shares of the Portfolio;

           j.   Costs of printing and mailing  Prospectuses for the
                Portfolio's   shares,   reports   and   notices  to
                existing shareholders;

           k.   The  Advisory  fee  payable  to  the  Adviser,   as
                provided in paragraph 4 herein;

           l.   Costs  of  recordkeeping   (other  than  investment
                records required to be maintained by the Adviser), and daily pricing;

           m.   Distribution   expenses  in  accordance   with  any
                Distribution   Plan  as  and  if  approved  by  the
                shareholders of the Portfolio; and

           n. Expenses and taxes incident to the failure of the Portfolio to qualify as a regulated investment company under the provisions of the Internal Revenue Code of 1986, as amended, unless such expenses and/or taxes arise from the negligence of another party.

      6. Reports. The Fund and the Adviser agree to furnish to each other, if applicable, current information required for the preparation by such parties of prospectuses, statements of additional information, proxy statements, reports to shareholders, certified copies of their financial statements, and to furnish to each other such other information and documents with regard to their affairs as each may reasonably request.

      7. Status of the Adviser. The services of the Adviser to the Fund are not to be deemed exclusive, and the Adviser shall be free to render similar services to others so long as its services to the Fund are not impaired thereby.

           Pursuant to comparable agreements, the Fund may also retain the services of the Adviser to serve as the investment adviser of other series of the Fund.

      8. Books and Records. In compliance with the requirements of the 1940 Act, the Adviser hereby agrees that all records which it maintains for the Fund are the property of the Fund, and further agrees to surrender promptly to the Fund any of such records upon the Fund's request. The Adviser further agrees to preserve for the periods prescribed by the 1940 Act, and the rules or orders thereunder, the records required to be maintained by the 1940 Act.

      9. Limitation of Liability of Adviser. The duties of the Adviser shall be confined to those expressly set forth herein, and no implied duties are assumed by or may be asserted against the Adviser hereunder. The Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of this Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or negligence on the part of the Adviser in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. (As used in this Paragraph 9, the term "Adviser" shall include directors, officers, employees and other corporate agents of the Adviser as well as that corporation itself).

      10. Permissible Interests. Directors, agents, and shareholders of the Fund are or may be interested in the Adviser (or any successor thereof) as directors, officers, or shareholders, or otherwise; directors, officers, agents, and shareholders of the Adviser are or may be interested in the Fund as directors, officers, shareholders or otherwise; and the Adviser (or any successor) is or may be interested in the Fund as a shareholder or otherwise. In addition, brokerage transactions for the Fund may be effected through affiliates of the Adviser if approved by the Fund's Board of Directors, subject to the rules and regulations of the Securities and Exchange Commission, and the policies and procedures adopted by the Fund.

      11. License of Adviser's Name. The Adviser hereby authorizes the Fund to use the name "GenomicsFund.com" for the Portfolio. The Fund agrees that if this Agreement is terminated it will promptly redesignate the name of the Portfolio to eliminate any reference to the name "GenomicsFund.com" or any derivation thereof unless the Adviser waives this requirement in writing.

      12. Duration and Termination. This Agreement shall become effective on the date first above written subject to its approval by the shareholders of the Portfolio and unless sooner terminated as provided herein, shall continue in effect for two (2) years from that date. Thereafter, this Agreement shall be renewable for successive periods of one year each, provided such continuance is specifically approved annually (a) by the vote of a majority of those members of the Fund's Board of Directors who are not parties to this Agreement or interested persons of any such party (as that term is defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on such approval, and (b) by vote of either the Board of Directors or of a majority of the outstanding voting securities (as that term is defined in the 1940 Act) of the Portfolio. Notwithstanding the foregoing, this Agreement may be terminated by the Portfolio or by the Fund at any time on sixty (60) days written notice, without the payment of any penalty, provided that termination must be authorized either by vote of the Fund's Board of Directors or by vote of a majority of the outstanding voting securities of the Portfolio or by the Adviser on sixty (60) days written notice. This Agreement will automatically terminate in the event of its assignment (as that term is defined in the 1940 Act).

      13. Amendment of this Agreement. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought. No material amendment of this Agreement shall be effective until approved by vote of the holders of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act).

      14. Notice. Any notice required or permitted to be given by either party to the other shall be deemed sufficient if sent by registered or certified mail, postage prepaid, addressed by the party giving notice to the other party at the address stated below, or at such other address as either party may advise in writing:

           (a)  To the Fund at:     1500 Forest Avenue
                                    Suite 223
                                    Richmond, VA 23229

           (b)  To the Adviser at:  555 Quince Orchard Road
                                    Suite 606
                                    Gaithersburg, MD 20878

      15. Miscellaneous. The captions in this Agreement are included for convenience of reference only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby. This Agreement shall be binding and shall inure to the benefit of the parties hereto and their respective successors.

      16. Applicable Law. This Agreement shall be construed in accordance with, and governed by, the laws of the State of Maryland, and the applicable provisions of the 1940 Act. To the extent that the applicable laws of the State of Maryland, or any of the provisions herein, conflict with the applicable provisions of the 1940 Act, the latter shall control.

      17. This Agreement may be executed in two or more counterparts, each of which, when so executed, shall be deemed to be an original, but such counterparts shall together constitute but one and the same instrument.

      IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below as of the day and year first above written.



xGENx, LLC



                               BY:
                                   Steve Newby
Chairman




                                    THE WORLD FUNDS, INC.




                               BY:
                                    John Pasco, III
                                    Chairman









                  ADMINISTRATIVE SERVICES AGREEMENT



      Administrative Services  Agreement (the "Agreement")  dated , 1999, by and between THE WORLD FUNDS, INC.
(the "Fund"), a diversified, open-end management investment company, duly organized as a corporation in accordance with the laws of the State of Maryland, and COMMONWEALTH SHAREHOLDER SERVICES, INC. ("CSS"), a corporation duly organized as a corporation in accordance with the laws of the Commonwealth of Virginia.

                         WITNESSETH THAT:

      WHEREAS, the Fund desires to appoint CSS as its Administrative Services Agent, for and on behalf of the GenomicsFund.com series (the "Portfolio"), to perform certain recordkeeping and shareholder servicing functions required of a duly registered investment company to comply with certain provisions of federal, state and local law, rules and regulations, and, as is required, to assist the Fund in preparing and filing certain financial reports, and further to perform certain daily functions in connection with on-going operations of the Fund and the Portfolio, and provide ministerial services to implement the investment decisions of the Fund and the investment advisor of the Portfolio, Virginia Management Investment Company (the "Manager"); and

      WHEREAS, CSS is willing to perform such functions upon the terms and conditions herein set forth;

      NOW, THEREFORE, in consideration of the premises and of the mutual covenants herein contained, the parties hereto, intending to be legally bound, agree as follows:

Section 1. CSS shall examine and review all records and documents of the Portfolio pertaining to its duties under this Agreement in order to determine and/or recommend how such records and documents shall be maintained.

Section 2. CSS shall, as necessary for such purposes, advise the Fund and its agents of the information which is deemed to be "necessary" for the performance of its duties under this Agreement, and upon receipt of necessary information and Written or Oral Instructions from the Fund, shall maintain and keep current such shareholder relations records.

Unless the information necessary to perform the above functions is furnished in writing to CSS by the Fund or its agents (such as Custodians, Transfer Agents, etc.), CSS shall incur no liability and the Fund shall indemnify and hold harmless CSS from and against any liability arising from any discrepancy in the information received by CSS and used in the performance by CSS of its duties.

It shall be the responsibility of the Fund to furnish CSS with the net asset value per share, declaration, record and payment dates and amounts of any dividends or income and any other special actions required concerning each of its securities.

CSS shall maintain such shareholder records above mentioned as required by regulation and as agreed upon between the Fund and CSS.


Section 3. The Fund shall confirm to the Fund's Transfer Agent all purchases and redemptions of shares of the Portfolio effected through the Fund or its distributor, as and when such orders are accepted by the Fund or an authorized agent of the Fund designated for that purpose. CSS shall receive from the Fund's Transfer Agent daily reports of share purchases, redemptions, and total shares outstanding, and shall be accountable for the information contained in such reports of purchases and redemptions when received. It is agreed by the parties that the net asset value per share of the Fund will be calculated in accordance with Rule 22c-1 under the Investment Company Act of 1940 and as otherwise directed by the Board of Directors of the Fund.

CSS shall reconcile its records of outstanding shares and shareholder accounts with the Fund's Transfer Agent periodically, and not less frequently than monthly.

Section 4. CSS shall provide assistance to the Fund in the servicing of shareholder accounts, which may include telephone and written conversations, assistance in redemptions, exchanges, transfers and opening accounts as may be required from time to time. CSS shall, in addition, provide such additional administrative non-advisory management services as CSS and the Fund may from time to time agree.

Section 5. The accounts and records maintained by CSS shall be the property of the Fund, and shall be made available to the Fund, within a reasonable period of time, upon demand. CSS shall assist the Fund's independent auditors, or any other person authorized by the Fund or, upon demand, any regulatory body as authorized by law or regulation, in any requested review of the Fund's accounts and records but shall be reimbursed for all reasonable and documented expenses and employee time invested in any such review outside of routine and normal periodic reviews. Upon receipt from the Fund of any necessary information, CSS shall assist the Fund in organizing necessary data for the Fund's completion of any necessary tax returns, questionnaires, periodic reports to shareholders and such other reports and information requests as the Fund and CSS shall agree upon from time to time.

Section 6. CSS and the Fund may from time to time adopt procedures they agree upon, and, absent knowledge to the contrary, CSS may conclusively assume that any procedure approved by the Fund or directed by the Fund, does not conflict with or violate any requirements of Fund's Prospectuses, Articles of Incorporation, By-Laws, registration statements, orders, or any rule or regulation of any regulatory body or governmental agency. The Fund (acting through its officers or other agents) shall be responsible for notifying CSS of any changes in regulations or rules which might necessitate changes in the Fund's procedures.

Section 7. CSS may rely upon the advice of the Fund and upon statements of the Fund's lawyers, accountants and other persons believed by it in good faith to be expert in matters upon which they are consulted, and CSS shall not be liable for any actions taken in good faith upon such statements.

Section 8. CSS shall not be liable for any actions taken in good faith reliance upon any authorized Oral Instructions, any Written Instructions, and certified copy of any resolution of the Board of Directors of the Fund or any other document reasonably believed by CSS to be genuine and to have been executed or signed by the proper person or persons.

CSS shall not be held to have notice of any change of authority of any officer, employee or agent of the Fund until receipt of notification thereof by the Fund.

The Fund shall indemnify and hold CSS harmless from any and all expenses, damages, claims, suits, liabilities, actions, demands and losses whatsoever arising out of or in connection with any error, omission, inaccuracy or other deficiency of any information provided to CSS by the Fund, or the failure of the Fund to provide any information needed by CSS knowledgeably to perform its functions hereunder. Also, the Fund shall indemnify and hold harmless CSS from all claims and liabilities (including reasonable documented expenses for legal counsel) incurred by or assessed against CSS in connection with the performance of this Agreement, except such as may arise from CSS's own negligent action, omission or willful misconduct; provided, however, that before confessing any claim against it, CSS shall give the Fund reasonable opportunity to defend against such claim in the name of the Fund or CSS or both.

Section 9. The Fund agrees to pay CSS compensation for its services and to reimburse it for expenses, as set forth in the Schedule attached hereto, or as shall be set forth in amendments to such schedule approved by the Fund's Board of Directors and CSS. Section 10. Except as required by laws and regulations governing investment companies, nothing contained in this Agreement is intended to or shall require CSS, in any capacity hereunder, to perform any functions or duties on any holiday or other day of special observance on which CSS is closed. Functions or duties normally scheduled to be performed on such days shall be performed on, and as of, the next business day on which both the Fund and CSS are open. CSS will be open for business on days when the Fund is open for business and/or as otherwise set forth in the Fund's Prospectuses and Statements of Additional Information.

Section 11. Either the Fund or CSS may give written notice to the other of the termination of this Agreement, such termination to take effect at the time specified in the notice, which time shall be not less than 90 days from the giving of such notice. Such termination shall be without penalty.

Section 12. Any notice or other communication required by or permitted to be given in connection with this Agreement shall be in writing, and shall be delivered in person or sent by first-class mail, postage prepaid, to the respective parties at their last known address, except that Oral Instructions may be given if authorized by the Board of the Fund and preceded by a certificate from the Fund's secretary so attesting.

Notices to the Fund shall be directed to:

           1500 Forest Ave.
           Suite 223
           Richmond, VA 23229

Notices to CSS shall be directed to:

           1500 Forest Ave.
           Suite 223
           Richmond, VA 23229

Section 13. This Agreement may be executed in two or more counterparts, each of which, when so executed, shall be deemed to be an original, but such counterparts shall together constitute but one and the same instrument.

Section 14. This Agreement shall extend to and shall be binding upon the parties hereto and their respective successors and assigns; provided, however, that this Agreement shall not be assignable by the Fund without the written consent of CSS, or by CSS without the written consent of the Fund, authorized or approved by a resolution of its Board of Directors.

Section 15. For purposes of this Agreement, the terms Oral Instructions and Written Instructions shall mean:

Oral Instructions: The term Oral Instruction shall mean an authorization, instruction, approval, item or set of data, or information of any kind transmitted to CSS in person or by telephone, telegram, telecopy, or other mechanical or documentary means lacking a signature, by a person or persons believed in good faith by CSS to be a person or persons authorized by a resolution of the Board of Directors of the Fund, to give Oral Instructions on behalf of the Fund.

Written Instructions: The term Written Instruction shall mean an authorization, instruction, approval, item or set of data, or information of any kind transmitted to CSS in original writing containing original signatures or a copy of such document transmitted by telecopy including transmission of such signature believed in good faith by CSS to be the signature of a person authorized by a resolution of the Board of Directors of the Fund to give Written Instructions on behalf of the Fund.

The Fund shall file with CSS a certified copy of each resolution of its Board of Directors authorizing execution of Written Instructions or the transmittal of Oral Instructions as provided above.

Section 16. This Agreement shall be governed by the laws of the State of Maryland.


      IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be signed by their duly authorized officers as of the day and year first above written.


                              THE WORLD FUNDS, INC.


                          By:
                               John Pasco, III
                               Chairman

                          COMMONWEALTH SHAREHOLDER SERVICES, INC.


                          By:
                               John Pasco, III
                               President

                            SCHEDULE A TO

                  ADMINISTRATIVE SERVICES AGREEMENT

                           BY AND BETWEEN

                      THE WORLD FUNDS, INC. AND

               COMMONWEALTH SHAREHOLDER SERVICES, INC.

                               FOR THE

                          GenomicsFund.com


Pursuant to Section 9 of the Administrative Services Agreement, dated , 1999, by and between The World Funds, Inc. (the "Fund"), and Commonwealth Shareholder Services, Inc. ("CSS"), GenomicsFund. Com series of the Fund shall pay CSS a fee calculated and paid monthly as follows:


A. For the performance of Blue Sky matters, CSS shall be paid at the rate of $30 per hour of actual time used.

B. For shareholder servicing, CSS shall be paid at the rate of $30 per hour of actual time used.

C. For all other administration, CSS shall be paid a fee at the rate of 0.2% per annum of the average daily net assets of GenomicsFund.com series of the Fund, payable monthly, with a minimum fee of $30,000.

D. In addition to the foregoing, the Fund shall reimburse CSS, from the assets of the Portfolio, for the Portfolio's proportionate share of general expenses incurred for the Fund and for all expenses incurred by the Portfolio individually. Such out-of-pocket expenses shall include, but not be limited to: documented fees and costs of obtaining advice of counsel or accountants in connection with its services to the Fund; postage; long distance telephone; special forms required by the Fund; any travel which may be required in the performance of its duties to the Fund; and any other extraordinary expenses it may incur in connection with its services to the Fund.




















  1

                            Law Offices

               Stradley, Ronon, Stevens & Young, LLP

                     2600 One Commerce Square
               Philadelphia, Pennsylvania 19103-7098
                          (215) 564-8000


Direct Dial: (215) 564-8074


                          January 7, 2000

The World Funds, Inc.
Suite 223
1500 Forest Avenue
Richmond, Virginia  23226

           Re:  Legal Opinion - Securities Act of 1933

Ladies and Gentlemen:

           On July 8, 1998, we provided to The World Funds, Inc. (the "Fund"), a series corporation organized under Maryland law, an opinion respecting shares of common stock of the Fund registered under the Securities Act of 1933, as amended (the "Securities Act"). In connection with that opinion, we examined the Articles of Incorporation (the "Articles") of the Fund, the By-Laws of the Fund, the resolutions adopted by the Fund's Board of Directors organizing the business of the Fund, and its proposed form of Share Certificates (if any), all as amended to date, and the various pertinent corporate proceedings we deem material. We also examined the Notification of Registration and the Registration Statements filed under the Investment Company Act of 1940 (the "Investment Company Act") and the Securities Act, all as amended to date, as well as other items we deemed material to that opinion.

           We noted that the Fund is authorized by the Articles to issue five hundred million (500,000,000) shares of common stock at a par value of $0.01 per share. The Articles designated the Sand Hill Portfolio Manager Fund series of the Fund, and authorized the issuance of fifty million (50,000,000) shares of common stock of such series. Articles Supplementary also authorized the issuance of fifty million (50,000,000) shares of common stock of the CSI Fixed Income Fund series, and the issuance of fifty million (50,000,000) shares of common stock of the CSI Equity Fund series. Finally, Articles Supplementary also authorized the issuance of fifty million (50,000,000) shares of common stock of the New Market Fund series, and the issuance of fifty million (50,000,000) shares of common stock of the Third Millenium Russia Fund series. More recently, the Fund filed Articles Supplementary to authorize the issuance of fifty million (50,000,000) shares of common stock of the GenomicsFund.com series.

            The Fund has filed with the U.S. Securities and Exchange Commission, a registration statement under the Securities Act, which registration statement is deemed to register an indefinite number of shares of the Fund pursuant to the provisions of Rule 24f-2 under the Investment Company Act. You have advised us that the Fund each year hereafter will timely file, a Notice pursuant to Rule 24f-2 perfecting the registration of the shares sold by the Fund during each fiscal year during which such registration of an indefinite number of shares remains in effect.

           You have also informed us that the shares of the Fund have been, and will continue to be, sold in accordance with the Fund's usual method of distributing its registered shares, under which prospectuses are made available for delivery to offerees and purchasers of such shares in accordance with
Section 5(b) of the Securities Act.

           Based upon the foregoing information and examination, so long as the Fund remains a valid and subsisting entity under the laws of Maryland, and the registration of an indefinite number of shares of the Fund remains effective, the authorized shares of the five series of the Fund identified above, when issued for the consideration set by the Board of Directors pursuant to the Articles, and subject to compliance with Rule 24f-2, will be legally outstanding, fully-paid, and non-assessable shares, and the holders of such shares will have all the rights provided for with respect to such holding by the Articles and the laws of the State of Maryland.

           We hereby consent to the use of this opinion, in lieu of any other, as an exhibit to the Registration Statement of the Fund, along with any amendments thereto, covering the registration of the shares of the Fund under the Securities Act and the applications, registration statements or notice filings, and amendments thereto, filed in accordance with the securities laws of the several states in which shares of the Fund are offered, and we further consent to reference in the registration statement of the Fund to the fact that this opinion concerning the legality of the issue has been rendered by us.

                          Very truly yours,

                          STRADLEY, RONON, STEVENS & YOUNG, LLP



                          By:
                             ---------------------------------------
                              Steven M. Felsenstein







                        THE WORLD FUNDS, INC.


                         Distribution Plan

                                Of

                       GENOMICSFUND.COM FUND




           This Plan of Distribution (the "Plan") has been adopted pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940, as amended (the "1940 Act") by The World Funds, Inc. (the "Fund") for the Class B shares of the Fund's GenomicsFund.com Fund series (the "Series"). The Plan has been approved by a majority of the Fund's Board of Directors, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan (the "12b-1 Directors"), by votes cast in person at a meeting called for the purpose of voting on the Plan.1 The Fund contemplates that the Plan shall operate as a compensation Plan.


           The Plan provides that:

           1. Subject to the limits on payments under the Plan set forth herein, or in any annual budget approved by the Fund and the Distributor, the Fund shall pay to the Distributor, or others through the Distributor, the amounts called for under the Plan. Such payments shall be applied by the Distributor for all expenses incurred by such parties in the promotion and distribution of the Series' shares. For this purpose, expenses authorized under the Plan include, but are not limited to, printing of prospectuses and reports used for sales purposes, expenses of preparation of sales literature and related expenses, advertisements, salaries and benefits of employees involved in sales of shares, telephone expenses, meeting and space rental expenses, underwriter's spreads, interest charges on funds used to finance activities under this Plan, and other distribution-related expenses, as well as any service fees paid to securities dealers or others who have executed an agreement with the Fund or its affiliates.

           2. The following agreements are deemed to be "agreements under the Plan" and the form of each such agreement, and any material amendments thereto, shall be approved as required under the Rule:

      a.   Any  Distribution   Agreement  between  the  Fund  and  its  National
           Distributor, or any other distributor of shares in privity with the Fund.
      b.   The National Distributor's Selling Dealer Agreement.

Purchase orders for goods and services acquired from persons who are not affiliates of the Fund are not deemed to be agreements under this Plan.

           3. The maximum aggregate amount which may be reimbursed by the Fund under this Plan is 0.25% per annum of the average daily net assets of the Series' shares. The amount so paid shall be accrued daily, and payment thereon shall be made monthly by the Fund.

           4. It is anticipated that amounts paid by the Fund under this Plan shall be used to pay service and maintenance fees for shareholder servicing and maintenance of shareholder accounts by other providers.

           5. The Distributor shall collect and disburse payments made under this Plan, and shall furnish to the Board of Directors of the Fund for its review on a quarterly basis, a written report of the monies reimbursed to the Distributor and others under the Plan, and shall furnish the Board of Directors of the Fund with such other information as the Board may reasonably request in connection with the payments made under the Plan in order to enable the Board to make an informed determination of whether the Plan should be continued.

           6. The Plan shall continue in effect for a period of more than one year only so long as such continuance is specifically approved at least annually by the Fund's Board of Directors, including the non-interested Directors, cast in person at a meeting called for the purpose of voting on the Plan.

           7. The Plan, or any agreements entered into pursuant to the Plan, may be terminated at any time, without penalty, by vote of a majority of the outstanding voting securities of the Fund, or by vote of a majority of the non-interested Directors, on not more than sixty (60) days' written notice, and shall terminate automatically in the event of any act that constitutes an assignment of the management agreement between the Fund and the Fund's investment adviser.

           8. The Plan and any agreements entered into pursuant to the Plan may not be amended to increase materially the amount to be spent by the Fund for distribution pursuant to paragraph 3 of this Plan without approval by a majority of the Fund's outstanding voting securities.

           9. All material amendments to the Plan, or any agreements entered into pursuant to the Plan, shall be approved by the Board, including a majority of the 12b-1 Directors, cast in person at a meeting called for the purpose of voting on any such amendment.

           10. So long as the Plan is in effect, the selection and nomination of the Fund's 12b-1 Directors shall be committed to the discretion of such 12b-1 Directors.

           11. This Plan shall take effect on the ____ day of ---------, ----.



This Plan and the terms and provisions thereof are hereby accepted and agreed to by the Fund and the Distributor as evidenced by their execution hereof.


                              The World Funds, Inc.


                          By:



                          First Dominion Capital Corp.


                          By:



    1 In its consideration of the Plan, the Board of Directors considered the proposed schedule and nature of payments under the Plan. The Board of Directors concluded that the proposed reimbursement of the Company's principal underwriter, First Dominion Capital Corp. (the "Distributor"), for distribution expenses under the Plan is fair and not excessive. Accordingly, the Board determined that the Plan should provide for such reimbursement and that adoption of the Plan would be prudent and in the best interests of the Fund and the Series' shareholders. Such approval included a determination that in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Plan will benefit the Fund, the Series and the Series' shareholders.